[GRAPHIC OMITTED] First Investors

    Single State Insured
    Tax Free Fund


            ARIZONA FUND

            CALIFORNIA FUND

            COLORADO FUND

            OREGON FUND






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   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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The date of this
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                               P R O S P E C T U S
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                                       1                          is May 1, 2001
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CONTENTS
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

INTRODUCTION ...................................................................  4
FUND DESCRIPTIONS
Single State Insured Tax Free Funds.............................................  5
Objective.......................................................................  5
Primary Investment Strategies...................................................  5
Primary Risks...................................................................  5
Who should consider buying a Single State Insured Tax Free Fund ?...............  6
How have the Single State Insured Tax Free Funds performed?.....................  6
     Arizona ...................................................................  7
     California ................................................................  8
     Colorado .................................................................   9
     Oregon ...................................................................  10
What are the fees and expenses of the Single State Insured Tax Free Funds ?....  11
THE SINGLE STATE INSURED TAX FREE FUND IN DETAIL
What are the Single State Insured Tax Free Fund's objective, principal investment strategies and principal risks?.....................................  14
FUND MANAGEMENT................................................................  16
BUYING AND SELLING SHARES
How and when do the Funds price their shares?..................................  17
How do I buy shares?...........................................................  17
Which class of shares is best for me?..........................................  17
How do I sell shares?..........................................................  19
Can I exchange my shares for the shares of other First Investors Funds?......... 20
ACCOUNT POLICIES
What about dividends and capital gain distributions............................. 21
What about taxes?............................................................... 21
How do I obtain a complete explanation of all account privileges and policies?.. 22
FINANCIAL HIGHLIGHTS ..........................................................  23
     Arizona ................................................................... 24
     California ................................................................ 26
     Colorado .................................................................. 28
     Oregon .................................................................... 30

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INTRODUCTION
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This prospectus describes four of the seventeen single state insured tax exempt funds within the Multi-State Tax Free Fund which invest primarily in tax exempt municipal securities.

There is an "Overview" which provides a brief explanation of each Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in the Overview a section offering examples of who should consider buying a single state fund. There is also a "Fund in Detail" section with more information on strategies and risks of the Funds.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

                                        3

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FUND DESCRIPTIONS
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SINGLE STATE INSURED TAX FREE FUNDS
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OVERVIEW

Objective:

Each fund of the Multi-State Insured Tax Free Fund (collectively, the "Single
State Insured Tax Free Funds" or "Funds") seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Primary Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT, as well as any applicable income tax for individual residents of a particular state. Each Fund concentrates its investments in municipal bonds issued by a single state. For example, the Arizona Fund invests primarily in Arizona municipal securities, the California Fund invests primarily in California municipal securities, and so on. Each Fund also invests in municipal securities that are issued by U.S. commonwealths, possessions or territories as long as they do not produce income that is subject to state income tax. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more.

Primary Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline. Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk. An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of

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the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED
BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                        5

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WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?


A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio.
It may be appropriate for you if you:

ARE SEEKING A RELATIVELY CONSERVATIVE INVESTMENT WHICH PROVIDES A HIGH DEGREE OF
CREDIT QUALITY,

ARE SEEKING INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, INCLUDING THE FEDERAL
AMT, AND FROM STATE INCOME TAX FOR INDIVIDUAL RESIDENTS OF A PARTICULAR STATE,
ARE SEEKING A RELATIVELY HIGH LEVEL OF TAX EXEMPT INCOME AND ARE WILLING TO
ASSUME A MODERATE DEGREE OF MARKET VOLATILITY, AND

HAVE A LONG-TERM INVESTMENT HORIZON AND ARE ABLE TO RIDE OUT MARKET CYCLES.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts or investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

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HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?


The following bar charts and tables show you how each Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Funds.

Each Fund has two classes of shares, Class A shares and Class B shares. The bar charts show changes in the performance of each Fund's Class A shares for each of the last ten calendar years, or from year to year over the life of the Fund, if shorter. The performances of Class B shares differ from the performances of Class A shares shown in the bar charts only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The tables show how the average annual total returns for Class A shares and Class B shares of each Single State Insured Tax Free Fund compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index") as of December 31,
2000. The tables assume that the maximum sales charge or contingent deferred

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sales charge ("CDSC") was paid. The Lehman Index is a total return performance benchmark for the investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns would be lower than those shown.

                                        7

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                                    ARIZONA

             [The following information is presented in chart form:]

9.49%   10.98%  14.87   -5.63%  18.41%  3.69%   9.28%   6.17%   -1.88%  10.89%
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
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During the periods shown, the highest quarterly return was 8.03% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.24% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT
NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
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ARIZONA FUND                                                       Inception
                                                                Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)
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Class A Shares       3.93%           4.18%          6.70%            N/A
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Class B Shares       5.94%           4.36%          N/A             6.44%
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Lehman Index        11.68%           5.80%          7.31%           7.68%**
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* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

                                        8

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                                   CALIFORNIA

             [The following information is presented in chart form:]

11.26%  9.84%   13.21%  -6.10%  18.16%  3.91%   9.66%   6.31%   -2.88%  13.56%
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
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During the periods shown, the highest quarterly return was 7.28% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.57% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT
NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

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CALIFORNIA FUND                                                    Inception
                                                                Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)
Class A Shares        6.48%          4.60%          6.76%            N/A
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Class B Shares       8.74%           4.81%           N/A            6.77%
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Lehman Index        11.68%           5.80%          7.31%           7.68%**
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* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

                                        9

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                                    COLORADO

             [The following information is presented in chart form:]

14.14%    -5.77%    18.25%    4.57%     9.37%     6.27%     -2.15%    11.71%
1993      1994      1995      1996      1997      1998      1999      2000
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During the periods shown, the highest quarterly return was 7.79% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.51% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT
NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
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COLORADO FUND                                     Inception        Inception
                                               Class A Shares   Class B Shares
                     1 Year*       5 Years*       (5/4/92)         (1/12/95)
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Class A Shares       4.70%           4.49%          6.26%             N/A
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Class B Shares       6.78%           4.67%          N/A               6.70%
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Lehman Index        11.68%           5.80%          6.91%++           7.68%**
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++ THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/92 TO 12/31/00.
* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

                                       10

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                                     OREGON

             [The following information is presented in chart form:]

13.13%  -6.65%  17.99%  3.68%   9.97%   6.29%   -1.95%  11.04%
1993    1994    1995    1996    1997    1998    1999    2000
During the periods shown, the highest quarterly return was 7.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.85% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT
NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
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OREGON FUND                                       Inception        Inception
                                               Class A Shares   Class B Shares
                     1 Year*       5 Years*       (5/4/92)         (1/12/95)
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Class A Shares       4.07%           4.35%          5.64%            N/A
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Class B Shares       6.18%           4.51%           N/A            6.54%
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Lehman Index        11.68%           5.80%          6.91%++         7.68%**
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++ THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/92 TO 12/31/00.
* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

                                       11

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WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

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Shareholder fees
(fees paid directly from your investment)   Class A Shares    Class B Shares
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Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   6.25%              None
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Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.0%**
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*A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN
REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES
CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

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Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                                                        Total
                                 Distribution          Annual    Fee
                                 and Service             Fund    Waivers
                    Management     (12b-1)     Other   Operating and/or      Net
                       Fees         Fees      Expenses Expenses  Expense     Expenses
                        (1)          (2)        (3)      (4)     Assumptions   (4)
                                                                 (1),(3),(4)
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

ARIZONA FUND
Class A Shares         0.75%        0.25%        0.17%    1.17%     0.52%       0.65%
Class B Shares         0.75%        1.00%        0.17%    1.92%     0.52%       1.40%
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CALIFORNIA FUND
Class A Shares         0.75%        0.25%        0.13%    1.13%     0.48%       0.65%
Class B Shares         0.75%        1.00%        0.13%    1.88%     0.48%       1.40%
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COLORADO FUND
Class A Shares         0.75%        0.25%        0.34%    1.34%     0.84%       0.50%
Class B Shares         0.75%        1.00%        0.34%    2.09%     0.84%       1.25%
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OREGON FUND
Class A Shares         0.75%        0.25%        0.27%    1.27%     0.62%       0.65%
Class B Shares         0.75%        1.00%        0.27%    2.02%     0.62%       1.40%
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

     (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER WAIVED MANAGEMENT FEES AS FOLLOWS IN EXCESS OF: 0.35% FOR ARIZONA FUND; 0.35% FOR CALIFORNIA FUND; 0.30% FOR COLORADO FUND; AND 0.35% FOR OREGON FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS
         OF: 0.30% FOR ARIZONA FUND; 0.30% FOR CALIFORNIA FUND; 0.25% FOR COLORADO FUND; AND 0.30% FOR OREGON FUND.

     (2) BECAUSE EACH FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. THE MAXIMUM 12B-1 FEE PAYABLE BY THE FUNDS ON CLASS A SHARES IS 0.30%. THE 12B-1 FEES IN THE TABLE HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

     (3) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER ASSUMED OTHER EXPENSES AS FOLLOWS IN EXCESS OF: 0.10% FOR ARIZONA FUND; 0.10% FOR CALIFORNIA FUND; 0.0% FOR COLORADO FUND; AND 0.10% FOR OREGON FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF:
         0.10% FOR ARIZONA FUND; 0.10% FOR CALIFORNIA FUND; 0.0% FOR COLORADO FUND; AND 0.10% FOR OREGON FUND.

     (4) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

                                       13

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Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

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                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS

IF YOU REDEEM YOUR SHARES:
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ARIZONA FUND
Class A shares           $687        $925        $1,181       $1,913
Class B shares           $543        $853        $1,189       $2,005*
-------------------------------------------------------------------------------
CALIFORNIA FUND
Class A shares           $687        $917        $1,165       $1,873
Class B shares           $543        $844        $1,172       $1,965*
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COLORADO FUND
Class A shares           $673        $945        $1,238       $2,068
Class B shares           $527        $874        $1,246       $2,161*
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OREGON FUND
Class A shares           $687        $945        $1,223       $2,012
Class B shares           $543        $874        $1,231       $2,104*
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                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS

If you do not redeem your shares:
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ARIZONA FUND
Class A shares           $687        $925        $1,181       $1,913
Class B shares           $143        $553          $989       $2,005*
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CALIFORNIA FUND
Class A shares           $687        $917        $1,165       $1,873
Class B shares           $143        $544          $972       $1,965*
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COLORADO FUND
Class A shares           $673        $945        $1,238       $2,068
Class B shares           $127        $574        $1,046       $2,161*
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OREGON FUND
Class A shares           $687        $945        $1,223       $2,012
Class B shares           $143        $574        $1,031       $2,104*
-------------------------------------------------------------------------------
*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

                                       14

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THE SINGLE STATE INSURED TAX FREE FUNDS IN DETAIL
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WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES, AND RISKS?

Objectives:
Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:
Each Fund invests at least 80% of its total assets in municipal bonds and other types of municipal securities that pay interest that is exempt from federal income tax, including the federal AMT. Municipal securities include private activity bonds, industrial development bonds, certificates of participation, municipal notes, municipal commercial paper, variable rate demand notes, and floating rate demand notes. Municipal securities are issued by state and local governments, their agencies and authorities, the District of Columbia and any commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. At least 65% of each Fund's assets will be invested in municipal bonds and securities of a single state. For example, the Arizona Fund will invest at least 65% of its assets in Arizona bonds, the California Fund will invest at least 65% of its assets in California bonds, and so on. Each Fund may also invest in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and

                                       15

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insure them under a policy purchased by the Funds. While all municipal bonds held by the Funds are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to municipal commercial paper and other short-term investments. In any event, as described below, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although each Fund attempts to invest solely in instruments which are exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax. No more than 20% of the Fund's assets may be invested in such securities.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Single State Insured Tax Free Funds:

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Interest Rate Risk:
The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Funds on some of their investments will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:
Since each Fund invests primarily in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:
This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Funds are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds. Moreover, not all of the securities held by the Fund may be insured. It is also important to note that, although insurance may increase the credit safety of an investment, it decreases yield as insurance must be paid for directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Funds, or the share price of the Funds.

Market Risk:
The Funds are subject to market risk. Bond prices in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. Municipal securities may decline in value even if the overall market is doing well. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

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Fund Management
--------------------------------------------------------------------------------

WHO MANAGES THE SINGLE STATE INSURED TAX-FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. It serves as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.5 billion as of March 31, 2001. FIMCO supervises all aspects of the Funds' operations.

For the fiscal year ended December 31, 2000, FIMCO received advisory fees as follows: 0.34% of average daily net assets, net of waiver, for Arizona Fund; 0.40% of average daily net assets, net of waiver, for California Fund; 0.30% of average daily net assets, net of waiver, for Colorado Fund; and 0.33% of average daily net assets, net of waiver, for Oregon Fund.


Clark D. Wagner serves as Portfolio Manager of the Funds. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your

Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of each Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

--------------------------------------------------------------------------------
                                 CLASS A SHARES
Your investment                              Sales Charge as a percentage of
                                         offering price      net amount invested
--------------------------------------------------------------------------------
Less than $25,000                             6.25%                 6.67%
--------------------------------------------------------------------------------
$25,000-$49,999                               5.75                  6.10
--------------------------------------------------------------------------------
$50,000-$99,999                               5.50                  5.82
--------------------------------------------------------------------------------
$100,000-$249,999                             4.50                  4.71
--------------------------------------------------------------------------------
$250,000-$499,999                             3.50                  3.63
--------------------------------------------------------------------------------
$500,000-$999,999                             2.50                  2.56
--------------------------------------------------------------------------------
$1,000,000 or more                              0*                    0
--------------------------------------------------------------------------------
*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares of a Fund are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                                 Class B Shares
Year of Redemption                        CDSC as a Percentage of Purchase Price
                                                  or NAV at Redemption

Within the 1st or 2nd year                                4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                3
--------------------------------------------------------------------------------
In the 5th year                                           2
--------------------------------------------------------------------------------
In the 6th year                                           1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                          0
--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund has a separate Rule 12b-1 plan for each class of shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

For actual past expenses of Class A and Class B shares of a Fund, see the appropriate section in this prospectus entitled "What are the fees and expenses of the Fund?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day a Fund is open for business by:

Contacting your Representative who will place a redemption order for you;

Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

Telephoning the Special Services Department of ADM at 1-800-342-6221; or

Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of the same class of any other

First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, each Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. Generally, dividends paid by the Single State Insured Tax Free Funds should also be exempt from state income taxes, if any, for individual resident shareholders of a particular Fund's state and in certain cases, from local taxes. For federal income tax purposes, long-term capital gain distributions by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions by a Fund of interest income from taxable obligations, if any, and short-term capital gains are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

-------------------------------------------------------------------------------
ARIZONA FUND
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                     FROM
            BEGINNING
            OF PERIOD   Net         Net Realized    Total from    Net          Net Realized     Total
                        Investment  and             Investment    Investment   Gains            Distributions
                        Income      Unrealized      Operations    Income
                                    Gain (loss)
                                    on Investments
-------------------------------------------------------------------------------------------------------------
CLASS A

1996         $13.15      $.664       $(.199)         $.465        $.665          $--              $.665
1997          12.95       .658         .511          1.169         .659           __               .659
1998          13.46       .657         .155           .812         .652           __               .652
1999          13.62       .707        (.955)         (.248)        .662           __               .662
2000          12.71       .644         .698          1.342         .692           __               .692

CLASS B

1996          13.15       .565        (.201)          .364         .564           __               .564
1997          12.95       .556         .500          1.056         .556           __               .556
1998          13.45       .549         .155           .704         .544           __               .544
1999          13.61       .603        (.948)         (.345)        .555           __               .555
2000          12.71       .541         .690          1.231         .591           __               .591

-------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


                           RATIOS/SUPPLEMENTAL DATA
 NET          TOTAL
 ASSET        RETURN**     NET ASSETS   RATIO TO                  RATIO TO               PORTFOLIO
 VALUE AT     (%)          AT END OF    AVERAGE                   AVERAGE                TURNOVER
 END OF                    PERIOD (IN   NET                       NET ASSETS             RATE (%)
 PERIOD                    THOUSANDS)   ASSETS++                  Before Expenses
                                                                  Waived or Assumed

                                        Expenses    Net          Expenses    Net
                                        (%)         Investment   (%)         Investment
                                                    Income (%)               Income (%)
---------------------------------------------------------------------------------------------------
 CLASS A

  $12.95         3.69        $8,383      .53        5.17          1.23         4.47          27
   13.46         9.28         9,691      .50        5.03          1.16         4.37          24
   13.62         6.17        10,873      .50        4.88          1.13         4.25          50
   12.71        (1.88)       11,746      .50        5.37          1.15         4.72          62
   13.36         10.89       14,785      .60        5.01          1.12         4.49          42

 CLASS B

   12.95         2.89           289     1.33        4.37          2.03         3.67          27
   13.45         8.36           437     1.30        4.23          1.96         3.57          24
   13.61         5.33           489     1.30        4.08          1.93         3.45          50
   12.71        (2.60)          508     1.30        4.57          1.95         3.92          62
   13.35         9.94           823     1.40        4.21          1.92         3.69          42



--------------------------------------------------------------------------------
                                  ARIZONA FUND
--------------------------------------------------------------------------------

                                       30


--------------------------------------------------------------------------------
CALIFORNIA FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PER SHARE DATA

            NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                     FROM
            BEGINNING
            OF PERIOD   Net         Net Realized    Total from    Net          Net Realized     Total
                        Investment  and             Investment    Investment   Gains            Distributions
                        Income      Unrealized      Operations    Income
                                    Gain (loss)
                                    on Investments
CLASS A

 1996      $11.96      $.576         $(.128)         $.448         $.575         $.073          $.648
 1997       11.76       .569           .534          1.103          .570          .173           .743
 1998       12.12       .558           .190           .748          .554          .114           .668
 1999       12.20       .609          (.952)         (.343)         .558          .019           .577
 2000       11.28       .571           .916          1.487          .600          .157           .757

CLASS B

 1996       11.95       .486          (.123)          .363          .480          .073           .553
 1997       11.76       .476           .532          1.008          .475          .173           .648
 1998       12.12       .458           .184           .642          .458          .114           .572
 1999       12.19       .511          (.949)         (.438)         .463          .019           .482
 2000       11.27       .469           .933          1.402          .505          .157           .662

---------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.

                                       31


---------------------------------------------------------------------------------------------------

                           RATIOS/SUPPLEMENTAL DATA
 NET          TOTAL
 ASSET        RETURN**     NET ASSETS   RATIO TO                  RATIO TO               PORTFOLIO
 VALUE AT     (%)          AT END OF    AVERAGE                   AVERAGE                TURNOVER
 END OF                    PERIOD (IN   NET                       NET ASSETS             RATE (%)
 PERIOD                    THOUSANDS)   ASSETS++                  Before Expenses
                                                                  Waived or Assumed

                                        Expenses    Net          Expenses    Net
                                        (%)         Investment   (%)         Investment
                                                    Income (%)               Income (%)
 CLASS A

  $11.76          3.91      $15,558      .84         4.93          1.19       4.58          30
   12.12          9.66       15,601      .80         4.80          1.16       4.44          46
   12.20          6.31       14,614      .80         4.59          1.17       4.22          79
   11.28         (2.88)      13,383      .80         5.15          1.17       4.79          49
   12.01         13.56       14,765      .70         4.94          1.08       4.56          50

 CLASS B

   11.76          3.16          114     1.63         4.14          1.98       3.79          30
   12.12          8.79          220     1.60         4.00          1.96       3.64          46
   12.19          5.40          479     1.60         3.79          1.97       3.42          79
   11.27         (3.67)         483     1.60         4.35          1.97       3.99          49
   12.01         12.74          692     1.50         4.14          1.88       3.76          50

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      CALIFORNIA FUND
--------------------------------------------------------------------------------

                                       32


--------------------------------------------------------------------------------
COLORADO FUND
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
PER SHARE DATA

            NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                     FROM
            BEGINNING
            OF PERIOD   Net         Net Realized    Total from    Net          Net Realized     Total
                        Investment  and             Investment    Investment   Gains            Distributions
                        Income      Unrealized      Operations    Income
                                    Gain (loss)
                                    on Investments
CLASS A

 1996         $12.58    $.642      $(.089)         $.553         $.643         $__              $.643
 1997          12.49     .638        .498          1.136          .636          __               .636
 1998          12.99     .644        .152           .796          .636          __               .636
 1999          13.15     .634       (.907)         (.273)         .637          __               .637
 2000          12.24     .640        .752          1.392          .642          __               .642

CLASS B

 1996          12.58     .547       (.100)          .447          .547          __               .547
 1997          12.48     .539        .501          1.040          .540          __               .540
 1998          12.98     .538        .160           .698          .528          __               .528
 1999          13.15     .534       (.914)         (.380)         .530          __               .530
 2000          12.24     .546        .740          1.286          .546          __               .546

-------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.

                                       33


-------------------------------------------------------------------------------------------------------------


                           RATIOS/SUPPLEMENTAL DATA
 NET          TOTAL
 ASSET        RETURN**     NET ASSETS   RATIO TO                  RATIO TO               PORTFOLIO
 VALUE AT     (%)          AT END OF    AVERAGE                   AVERAGE                TURNOVER
 END OF                    PERIOD (IN   NET                       NET ASSETS             RATE (%)
 PERIOD                    THOUSANDS)   ASSETS++                  Before Expenses
                                                                  Waived or Assumed

                                        Expenses    Net          Expenses    Net
                                        (%)         Investment   (%)         Investment
                                                    Income (%)               Income (%)
 CLASS A

  $12.49       4.57       $3,466         .38         5.20          1.40         4.17        20
   12.99       9.37        3,424         .40         5.07          1.29         4.18        39
   13.15       6.27        3,571         .40         4.96          1.26         4.10        25
   12.24      (2.15)       4,068         .47         4.99          1.28         4.18        40
   12.99       11.71       5,139         .50         5.14          1.29         4.35        46

 CLASS B

   12.48       3.68          241        1.19          4.39         2.21         3.36        20
   12.98       8.55          370        1.20          4.27         2.09         3.38        39
   13.15       5.48          374        1.20          4.16         2.06         3.30        25
   12.24      (2.96)         372        1.27          4.19         2.08         3.38        40
   12.98       10.78         297        1.30          4.34         2.09         3.55        46

-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      COLORADO FUND
--------------------------------------------------------------------------------

                                       34


--------------------------------------------------------------------------------
OREGON FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

PER SHARE DATA

            NET ASSET   INCOME FROM                               LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                     FROM
            BEGINNING
            OF PERIOD   Net         Net Realized    Total from    Net          Net Realized     Total
                        Investment  and             Investment    Investment   Gains            Distributions
                        Income      Unrealized      Operations    Income
                                    Gain (loss)
                                    on Investments

CLASS A

 1996         $12.16     $.589       $(.161)         $.428         $.588          $--             $.588
 1997          12.00      .582         .582          1.164          .584          --               .584
 1998          12.58      .582         .191           .773          .583          --               .583
 1999          12.77      .585        (.828)         (.243)         .577          __               .577
 2000          11.95      .593         .689          1.282          .602          __               .602

CLASS B

 1996          12.15      .495        (.161)          .334          .494          --               .494
 1997          11.99      .485         .573          1.058          .488          --               .488
 1998          12.56      .480         .204           .684          .484          --               .484
 1999          12.76      .489        (.846)         (.357)         .473          __               .473
 2000          11.93      .497         .688          1.185          .505          __               .505

-------------------------------------------------------------------------------------------------------------
**      CALCULATED WITHOUT SALES CHARGES.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE
        TRANSFER AGENT.

                                       35


                           RATIOS/SUPPLEMENTAL DATA
 NET          TOTAL
 ASSET        RETURN**     NET ASSETS   RATIO TO                  RATIO TO               PORTFOLIO
 VALUE AT     (%)          AT END OF    AVERAGE                   AVERAGE                TURNOVER
 END OF                    PERIOD (IN   NET                       NET ASSETS             RATE (%)
 PERIOD                    THOUSANDS)   ASSETS++                  Before Expenses
                                                                  Waived or Assumed

                                        Expenses    Net           Expenses    Net
                                        (%)         Investment    (%)         Investment
                                                    Income (%)                Income (%)

 CLASS A

  $12.00          3.68       $9,917      .46          4.97          1.26         4.16         21
   12.58          9.97       11,800      .50          4.78          1.20         4.11         32
   12.77          6.29       13,038      .50          4.62          1.20         3.92         27
   11.95         (1.95)      12,389      .50          4.72          1.21         4.01         33
   12.63         11.04       15,145      .60          4.89          1.22         4.27         37
 CLASS B

   11.99          2.87          568     1.26          4.17          2.07         3.36         21
   12.56          9.03          752     1.30          3.98          2.00         3.31         32
   12.76          5.55        1,040     1.30          3.82          2.00         3.12         27
   11.93         (2.85)       1,096     1.30          3.92          2.01         3.21         33
   12.61         10.18        1,226     1.40          4.09          2.02         3.47         37

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   OREGON FUND
--------------------------------------------------------------------------------

[LOGO]

   SINGLE-STATE INSURED
   TAX FREE FUND

       Arizona Fund

       California Fund

       Colorado Fund

       Oregon Fund


For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

   ADMINISTRATIVE DATA MANAGEMENT CORP.
   581 MAIN STREET
   WOODBRIDGE, NJ 07095-1198
   TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(Investment Company Act File No.: First Investors Multi-State Insured Tax Free Fund 811-4623)

    FIRST INVESTORS






    SINGLE-STATE INSURED
    TAX FREE FUND


            GEORGIA FUND

            MARYLAND FUND

            NORTH CAROLINA FUND

            VIRGINIA FUND





--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------

                                                                 IS MAY 1, 2001

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION ................................................................. 3

FUND DESCRIPTIONS

Single State Insured Tax Free Funds........................................... 4
Objective..................................................................... 4
Primary Investment Strategies................................................. 4
Primary Risks................................................................. 4
Who should consider buying a Single State Insured Tax Free Fund ?............. 5
How have the Single State Insured Tax Free Funds performed?................... 5
     Georgia...................................................................6
     Maryland..................................................................7
     North Carolina............................................................8
     Virginia..................................................................9
What are the fees and expenses of the Single State Insured Tax Free Funds ?.. 10

THE SINGLE STATE INSURED TAX FREE FUND IN DETAIL
What are the Single State Insured Tax Free Fund's
objective, principal investment strategies and principal risks?.............. 13

FUND MANAGEMENT.............................................................. 15

BUYING AND SELLING SHARES

How and when do the Funds price their shares?................................ 16
How do I buy shares?......................................................... 16
Which class of shares is best for me?........................................ 17
How do I sell shares?........................................................ 19
Can I exchange my shares for the shares of other First Investors Funds?...... 20

ACCOUNT POLICIES

What about dividends and capital gain distributions.......................... 21
What about taxes?............................................................ 21
How do I obtain a complete explanation of all account privileges and policies?................................................................ 22

FINANCIAL HIGHLIGHTS ........................................................ 23
     Georgia................................................................. 24
     Maryland................................................................ 26
     North Carolina.......................................................... 28
     Virginia................................................................ 30

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes four of the seventeen single state insured tax exempt funds within the Multi-State Insured Tax Free Fund which invest primarily in tax exempt municipal securities.

There is an "Overview" which provides a brief explanation of each Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in the Overview a section offering examples of who should consider buying a single state fund. There is also a "Fund in Detail" section with more information on strategies and risks of the Funds.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
SINGLE STATE INSURED TAX FREE FUNDS
--------------------------------------------------------------------------------


OVERVIEW

Objective:

Each fund of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Primary Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT, as well as any applicable income tax for individual residents of a particular state. Each Fund concentrates its investments in municipal bonds issued by a single state. For example, the Georgia Fund invests primarily in Georgia municipal securities, the Maryland Fund invests primarily in Maryland municipal securities, and so on. Each Fund also invests in municipal securities that are issued by U.S. commonwealths, possessions or territories as long as they do not produce income that is subject to state income tax. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more.



Primary Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline. Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk. An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

ARE SEEKING A RELATIVELY CONSERVATIVE INVESTMENT WHICH PROVIDES A HIGH DEGREE OF CREDIT QUALITY,

ARE SEEKING INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, INCLUDING THE FEDERAL AMT, AND FROM STATE INCOME TAX FOR INDIVIDUAL RESIDENTS OF A PARTICULAR STATE,

ARE SEEKING A RELATIVELY HIGH LEVEL OF TAX EXEMPT INCOME AND ARE WILLING TO ASSUME A MODERATE DEGREE OF MARKET VOLATILITY, and

HAVE A LONG-TERM INVESTMENT HORIZON AND ARE ABLE TO RIDE OUT MARKET CYCLES.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts or investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.


--------------------------------------------------------------------------------
HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following bar charts and tables show you how each Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Funds.

Each Fund has two classes of shares, Class A shares and Class B shares. The bar charts show changes in the performance of each Fund's Class A shares for each of the last ten calendar years, or from year to year over the life of the Fund, if shorter. The performances of Class B shares differ from the performances of Class A shares shown in the bar charts only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The tables show how the average annual total returns for Class A shares and Class B shares of each Single State Insured Tax Free Fund compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index") as of December 31, 2000. The tables assume that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Lehman Index is a total return performance benchmark for the investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                     GEORGIA


                        1993                    15.16%
                        1994                    -4.59%
                        1995                    18.40%
                        1996                     3.94%
                        1997                    10.00%
                        1998                     6.08%
                        1999                    -3.04%
                        2000                    13.61%



During the periods shown, the highest quarterly return was 7.19% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.48% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GEORGIA FUND                                      Inception        Inception
                                               Class A Shares   Class B Shares
                     1 Year*       5 Years*       (5/1/92)         (1/12/95)

Class A Shares       6.48%           4.60%          6.32%            N/A
--------------------------------------------------------------------------------
Class B Shares       8.76%           4.80%            N/A          6.83%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          6.91%++         7.68%**
--------------------------------------------------------------------------------

++ THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/92 TO 12/31/00.

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                    MARYLAND


                        1991                     8.30%
                        1992                     9.64%
                        1993                    14.62%
                        1994                    -5.59%
                        1995                    17.50%
                        1996                     3.33%
                        1997                     9.59%
                        1998                     6.38%
                        1999                    -2.54%
                        2000                    12.05%



During the periods shown, the highest quarterly return was 7.02% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.79% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MARYLAND FUND                                                      Inception
                                                                Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       5.06%           4.29%          6.40%            N/A
--------------------------------------------------------------------------------
Class B Shares       7.17%           4.47%            N/A          6.47%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%          7.68%**
--------------------------------------------------------------------------------


* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                 NORTH CAROLINA


                        1993                    13.98%
                        1994                    -6.45%
                        1995                    18.72%
                        1996                     3.68%
                        1997                     9.56%
                        1998                     6.72%
                        1999                    -2.35%
                        2000                    12.45%


During the periods shown, the highest quarterly return was 7.85% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.89% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NORTH CAROLINA FUND                               Inception        Inception
                                               Class A Shares   Class B Shares
                     1 Year*       5 Years*       (5/4/92)         (1/12/95)

Class A Shares       5.43%           4.53%          5.91%             N/A
--------------------------------------------------------------------------------
Class B Shares       7.63%           4.71%            N/A           6.81%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          6.91%++         7.68%**
--------------------------------------------------------------------------------


++ THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 4/30/92 TO 12/31/00.

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                    VIRGINIA


                        1991                    11.31%
                        1992                    10.19%
                        1993                    12.94%
                        1994                    -5.97%
                        1995                    17.42%
                        1996                     3.47%
                        1997                     9.03%
                        1998                     5.69%
                        1999                    -2.62%
                        2000                    11.46%



During the periods shown, the highest quarterly return was 7.01% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.89% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VIRGINIA FUND                                                      Inception
                                                                Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       4.50%           3.94%          6.38%             N/A
--------------------------------------------------------------------------------
Class B Shares       6.64%           4.11%            N/A           6.12%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%           7.68%**
--------------------------------------------------------------------------------

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/30/94 TO 12/31/00.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   6.25%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.0%**
--------------------------------------------------------------------------------

*A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------------------------------------

                                                          Total
                                 Distribution            Annual        Fee
                                 and Service              Fund       Waivers
                    Management     (12b-1)     Other    Operating     and/or         Net
                       Fees         Fees      Expenses   Expenses    Expense      Expenses
                        (1)          (2)        (3)        (4)     Assumptions       (4)
                                                                  (1), (3), (4)
---------------------------------------------------------------------------------------------
GEORGIA FUND
Class A Shares         0.75%        0.25%      0.15%      1.15%       0.65%         0.50%
Class B Shares         0.75%        1.00%      0.15%      1.90%       0.65%         1.25%

---------------------------------------------------------------------------------------------
MARYLAND FUND
Class A Shares         0.75%        0.25%      0.19%      1.19%       0.54%         0.65%
Class B Shares         0.75%        1.00%      0.19%      1.94%       0.54%         1.40%

---------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A Shares         0.75%        0.25%      0.18%      1.18%       0.53%         0.65%
Class B Shares         0.75%        1.00%      0.18%      1.93%       0.53%         1.40%

---------------------------------------------------------------------------------------------
Virginia Fund
Class A Shares         0.75%        0.25%      0.20%      1.20%       0.40%         0.80%
Class B Shares         0.75%        1.00%      0.20%      1.95%       0.40%         1.55%
---------------------------------------------------------------------------------------------

     (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER WAIVED MANAGEMENT FEES AS FOLLOWS IN EXCESS OF: 0.30% FOR GEORGIA FUND; 0.35% FOR MARYLAND FUND; 0.30% FOR NORTH CAROLINA FUND; AND 0.50% FOR VIRGINIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF: 0.25% FOR GEORGIA FUND; 0.30% FOR MARYLAND FUND; 0.30% FOR NORTH CAROLINA FUND; AND 0.45% FOR VIRGINIA FUND.

     (2) BECAUSE EACH FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. THE MAXIMUM 12B-1 FEE PAYABLE BY THE FUNDS ON CLASS A SHARES IS 0.30%. THE 12B-1 FEES IN THE TABLE HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

     (3) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER ASSUMED
         OTHER EXPENSES AS FOLLOWS IN EXCESS OF: 0.0% FOR GEORGIA FUND; 0.10% FOR MARYLAND FUND; 0.0% FOR NORTH CAROLINA FUND; AND 0.10% FOR VIRGINIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS
         OF: 0.0% FOR GEORGIA FUND; 0.10% FOR MARYLAND FUND; 0.10% FOR NORTH CAROLINA FUND; AND 0.10% FOR VIRGINIA FUND.

     (4) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE
         FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS

IF YOU REDEEM YOUR SHARES:
GEORGIA FUND
Class A shares           $673        $907        $1,159       $1,881
Class B shares           $527        $834        $1,166       $1,973*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $687        $929        $1,190       $1,933
Class B shares           $543        $857        $1,197       $2,025*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $687        $927        $1,185       $1,923
Class B shares           $543        $855        $1,193       $2,015*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $702        $945        $1,207       $1,955
Class B shares           $558        $874        $1,215       $2,047*

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          ONE        THREE         FIVE         TEN
                          YEAR       YEARS         YEARS       YEARS

IF YOU DO NOT REDEEM YOUR SHARES:
--------------------------------------------------------------------------------
GEORGIA FUND
Class A shares           $673        $907        $1,159       $1,881
Class B shares           $127        $534          $966       $1,973*

--------------------------------------------------------------------------------
MARYLAND FUND
Class A shares           $687        $929        $1,190       $1,933
Class B shares           $143        $557          $997       $2,025*

--------------------------------------------------------------------------------
NORTH CAROLINA FUND
Class A shares           $687        $927        $1,185       $1,923
Class B shares           $143        $555          $993       $2,015*

--------------------------------------------------------------------------------
VIRGINIA FUND
Class A shares           $702        $945        $1,207       $1,955
Class B shares           $158        $574        $1,015       $2,047*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE SINGLE STATE INSURED TAX FREE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Each Fund invests at least 80% of its total assets in municipal bonds and other types of municipal securities that pay interest that is exempt from federal income tax, including the federal AMT. Municipal securities include private activity bonds, industrial development bonds, certificates of participation, municipal notes, municipal commercial paper, variable rate demand notes, and floating rate demand notes. Municipal securities are issued by state and local governments, their agencies and authorities, the District of Columbia and any commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. At least 65% of each Fund's assets will be invested in municipal bonds and securities of a single state. For example, the Georgia Fund will invest at least 65% of its assets in Georgia bonds, the Maryland Fund will invest at least 65% of its assets in Maryland bonds, and so on. Each Fund may also invest in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by the Funds are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to municipal commercial paper and other short-term investments. In any event, as described below, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments which are exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax. No more than 20% of the Fund's assets may be invested in such securities.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Funds on some of their investments will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund invests primarily in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Funds are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds. Moreover, not all of the securities held by the Fund may be insured. It is also important to note that, although insurance may increase the credit safety of an investment, it decreases yield as insurance must be paid for directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Funds, or the share price of the Funds.

Market Risk:

The Funds are subject to market risk. Bond prices in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. Municipal securities may decline in value even if the overall market is doing well. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. It serves as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.5 billion as of March 31, 2001. FIMCO supervises all aspects of the Funds' operations.

For the fiscal year ended December 31, 2000, FIMCO received advisory fees as follows: 0.30% of average daily net assets, net of waiver, for Georgia Fund; 0.33% of average daily net assets, net of waiver, for Maryland Fund; 0.30% of average daily net assets, net of waiver, for North Carolina Fund; and 0.50% of average daily net assets, net of waiver, for Virginia Fund.

Clark D. Wagner serves as Portfolio Manager of the Funds. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.


HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your

Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.


--------------------------------------------------------------------------------
                                 CLASS A SHARES


Your investment                              Sales Charge as a percentage of
                                         offering price      net amount invested

Less than $25,000                             6.25%                 6.67%
--------------------------------------------------------------------------------
$25,000-$49,999                               5.75                  6.10
--------------------------------------------------------------------------------
$50,000-$99,999                               5.50                  5.82
--------------------------------------------------------------------------------
$100,000-$249,999                             4.50                  4.71
--------------------------------------------------------------------------------
$250,000-$499,999                             3.50                  3.63
--------------------------------------------------------------------------------
$500,000-$999,999                             2.50                  2.56
--------------------------------------------------------------------------------
$1,000,000 or more                              0*                    0
--------------------------------------------------------------------------------

**IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares of a Fund are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Year of Redemption                        CDSC as a Percentage of Purchase Price
                                                   or NAV at Redemption



Within the 1st or 2nd year                                    4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                    3
--------------------------------------------------------------------------------
In the 5th year                                               2
--------------------------------------------------------------------------------
In the 6th year                                               1
--------------------------------------------------------------------------------
`Within the 7th year and 8th year                             0
--------------------------------------------------------------------------------


There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details. Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund has a separate Rule 12b-1 plan for each class of shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day a Fund is open for business by:

Contacting your Representative who will place a redemption order for you;

Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

Telephoning the Special Services Department of ADM at 1-800-342-6221; or

Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------


WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, a Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of a Fund's fiscal year. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. Generally, dividends paid by the Single State Insured Tax Free Funds should also be exempt from state income taxes, if any, for individual resident shareholders of a particular Fund's state and in certain cases, from local taxes. For federal income tax purposes, long-term capital gain distributions by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions by a Fund of interest income from taxable obligations, if any, and short-term capital gains are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

--------------------------------------------------------------------------------
GEORGIA FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
PER SHARE DATA


            NET ASSET   INCOME FROM                                LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                      FROM
            BEGINNING
            OF PERIOD                Net Realized                  Net          Net Realized   Total
                                     and                           Investment   Gains          Distributions
                        Net          Unrealized     Total from     Income
                        Investment   Gain (loss)    Investment
                        Income       on Investments Operations

CLASS A

 1996         $12.72        $.639       $(.161)       $.478          $.648        $--          $.648
 1997          12.55         .639         .578        1.217           .637         --           .637
 1998          13.13         .645         .135         .780           .640         --           .640
 1999          13.27         .633       (1.025)       (.392)          .638         --           .638
 2000          12.24         .632         .988        1.620           .630         --           .630

CLASS B

 1996          12.71         .563        (.183)        .380           .550         --           .550
 1997          12.54         .524         .584        1.108           .538         --           .538
 1998          13.11         .539         .133         .672           .532         --           .532
 1999          13.25         .540       (1.029)       (.489)          .531         --           .531
 2000          12.23         .524         .999        1.523           .533         --           .533
------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.


------------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE            RATIO TO AVERAGE           PORTFOLIO
 ASSET        RETURN**     ASSETS     NET ASSETS++                NET ASSETS                 TURNOVER
 VALUE AT     (%)          AT                                     Before Expenses            RATE (%)
 END OF                    END OF     Expenses      Net           Waived or Assumed
 PERIOD                    PERIOD     (%)           Investment
                           (IN                      Income (%)    Expenses      Net
                           THOU-                                  (%)           Investment
                           SANDS)                                               Income (%)
 CLASS A

  $12.55        3.94       $3,269        .38          5.17           1.44         4.11          37
   13.13       10.00        3,152        .40          5.03           1.33         4.10          21
   13.27        6.08        3,162        .40          4.92           1.20         4.12          36
   12.24       (3.04)       5,527        .48          4.99           1.19         4.28          57
   13.23       13.61        6,278        .50          5.03           1.10         4.43          40

 CLASS B

   12.54        3.13          151       1.19          4.36           2.25         3.30          37
   13.11        9.07          203       1.20          4.23           2.13         3.30          21
   13.25        5.23          250       1.20          4.12           2.00         3.32          36
   12.23       (3.78)         296       1.28          4.19           1.99         3.48          57
   13.22       12.76          566       1.30          4.23           1.90         3.63          40
------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------
                                                                                      GEORGIA FUND
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
MARYLAND FUND
------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------

PER SHARE DATA


            NET ASSET   INCOME FROM                                 LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                       FROM
            BEGINNING
            OF PERIOD                Net Realized                   Net          Net Realized   Total
                                     and                            Investment   Gains          Distributions
                        Net          Unrealized      Total from     Income
                        Investment   Gain (loss)     Investment
                        Income       on Investments  Operations
CLASS A

 1996         $13.12     $.650       $(.235)         $.415         $.655         $--             $.655
 1997          12.88      .652         .549          1.201          .651          --              .651
 1998          13.43      .651         .186           .837          .647          --              .647
 1999          13.62      .658        (.994)         (.336)         .654          --              .654
 2000          12.63      .626         .854          1.480          .630          --              .630

CLASS B

 1996          13.12      .555        (.249)          .306          .556          --              .556
 1997          12.87      .551         .556          1.107          .547          --              .547
 1998          13.43      .543         .186           .729          .539          --              .539
 1999          13.62      .551        (.995)         (.444)         .546          --              .546
 2000          12.63      .522         .856          1.378          .528          --              .528
-------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

------------------------------------------------------------------------------------------------------

              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE            RATIO TO AVERAGE           PORTFOLIO
 ASSET        RETURN**     ASSETS     NET ASSETS++                NET ASSETS                 TURNOVER
 VALUE AT     (%)          AT                                     Before Expenses            RATE (%)
 END OF                    END OF     Expenses      Net           Waived or Assumed
 PERIOD                    PERIOD     (%)           Investment
                           (IN                      Income (%)    Expenses      Net
                           THOU-                                  (%)           Investment
                           SANDS)                                               Income (%)
 CLASS A

  $12.88        3.33       $10,118        .51         5.10           1.24       4.37           13
   13.43        9.59        10,705        .50         5.01           1.18       4.33           35
   13.62        6.38        11,280        .50         4.84           1.16       4.18           33
   12.63       (2.54)       12,579        .50         5.00           1.15       4.35           44
   13.48       12.05        14,580        .60         4.86           1.14       4.32           35

 CLASS B

   12.87        2.45         1,021       1.31        4.30            2.05       3.57           13
   13.43        8.81         1,782       1.30        4.21            1.98       3.53           35
   13.62        5.54         2,215       1.30        4.04            1.96       3.38           33
   12.63       (3.33)        2,718       1.30        4.20            1.95       3.55           44
   13.48       11.17         3,328       1.40        4.06            1.94       3.52           35
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                                         MARYLAND FUND
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
------------------------------------------------------------------------------------------------------


PER SHARE DATA


            NET ASSET   INCOME FROM                                 LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                       FROM
            BEGINNING
            OF PERIOD                Net Realized                   Net          Net Realized   Total
                                     and                            Investment   Gains          Distributions
                        Net          Unrealized      Total from     Income
                        Investment   Gain (loss)     Investment
                        Income       on Investments  Operations
CLASS A

 1996         $12.29     $.590       $(.159)         $.431          $.591        $--            $.591
 1997          12.13      .597         .530          1.127           .597         --             .597
 1998          12.66      .593         .239           .832           .592         --             .592
 1999          12.90      .606        (.900)         (.294)          .596         --             .596
 2000          12.01      .595         .859          1.454           .604         --             .604

CLASS B

 1996          12.29      .496        (.161)          .335           .495         --             .495
 1997          12.13      .497         .534          1.031           .501         --             .501
 1998          12.66      .491         .233           .724           .484         --             .484
 1999          12.90      .490        (.891)         (.401)          .489         --             .489
 2000          12.01      .497         .867          1.364           .504         --             .504
-------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE            RATIO TO AVERAGE           PORTFOLIO
 ASSET        RETURN**     ASSETS     NET ASSETS++                NET ASSETS                 TURNOVER
 VALUE AT     (%)          AT                                     Before Expenses            RATE (%)
 END OF                    END OF     Expenses      Net           Waived or Assumed
 PERIOD                    PERIOD     (%)           Investment
                           (IN                      Income (%)    Expenses      Net
                           THOU-                                  (%)           Investment
                           SANDS)                                               Income (%)
 CLASS A

  $12.13        3.68       $5,822         .38         4.94         1.31         4.02           43
   12.66        9.56        6,697         .40         4.87         1.23         4.04           30
   12.90        6.72        8,297         .40         4.68         1.13         3.95           54
   12.01       (2.35)       8,978         .48         4.84         1.24         4.08           47
   12.86       12.45       10,723         .50         4.86         1.13         4.23           42

 CLASS B

   12.13        2.85          134        1.20         4.12         2.12         3.20           43
   12.66        8.71          185        1.20         4.07         2.03         3.24           30
   12.90        5.83          246        1.20         3.88         1.93         3.15           54
   12.01       (3.18)         596        1.28         4.04         2.04         3.28           47
   12.87       11.63        1,566        1.30         4.06         1.93         3.43           42
-------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
                                                                                          NORTH CAROLINA FUND
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
PER SHARE DATA


            NET ASSET   INCOME FROM                                 LESS DISTRIBUTIONS
            VALUE AT    INVESTMENT OPERATIONS                       FROM
            BEGINNING
            OF PERIOD                Net Realized                   Net          Net Realized   Total
                                     and                            Investment   Gains          Distributions
                        Net          Unrealized      Total from     Income
                        Investment   Gain (loss)     Investment
                        Income       on Investments  Operations
CLASS A

 1996         $13.01     $.626       $(.195)         $.431          $.624        $.067          $.691
 1997          12.75      .615         .504          1.119           .617         .032           .649
 1998          13.22      .612         .123           .735           .603         .092           .695
 1999          13.26      .629        (.967)         (.338)          .612          ---           .612
 2000          12.31      .628         .745          1.373           .636         .047           .683

CLASS B

 1996          13.00      .525        (.194)          .331           .524         .067           .591
 1997          12.74      .513         .505          1.018           .516         .032           .548
 1998          13.21      .505         .112           .617           .495         .092           .587
 1999          13.24      .537        (.982)         (.445)          .505          ---           .505
 2000          12.29      .538         .739          1.277           .540          .047          .587
-------------------------------------------------------------------------------------------------------------

**      CALCULATED WITHOUT SALES CHARGES.

++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

-------------------------------------------------------------------------------------------------------------
              TOTAL        RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL        NET        RATIO TO AVERAGE            RATIO TO AVERAGE           PORTFOLIO
 ASSET        RETURN**     ASSETS     NET ASSETS++                NET ASSETS                 TURNOVER
 VALUE AT     (%)          AT                                     Before Expenses            RATE (%)
 END OF                    END OF     Expenses      Net           Waived or Assumed
 PERIOD                    PERIOD     (%)           Investment
                           (IN                      Income (%)    Expenses      Net
                           THOU-                                  (%)           Investment
                           SANDS)                                               Income (%)
 CLASS A

  $12.75        3.47       $21,047       .79          4.93         1.20         4.52            30
   13.22        9.03        22,136       .80          4.78         1.16         4.42            10
   13.26        5.69        23,423       .80          4.62         1.14         4.28            26
   12.31       (2.62)       21,008       .80          4.90         1.17         4.53            36
   13.00       11.46        23,606       .80          5.01         1.15         4.66            34
 CLASS B

   12.74        2.66         1,166       1.59         4.13         2.00         3.72            30
   13.21        8.19         1,390       1.60         3.98         1.96         3.62            10
   13.24        4.76         1,484       1.60         3.82         1.94         3.48            26
   12.29       (3.44)        1,059       1.60         4.10         1.97         3.73            36
   12.98       10.64           899       1.60         4.21         1.95         3.86            34
-------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------
                                                                                               VIRGINIA FUND
-------------------------------------------------------------------------------------------------------------

FIRST INVESTORS


SINGLE-STATE INSURED TAX FREE FUND

     Georgia Fund

     Maryland Fund

     North Carolina Fund

     Virginia Fund

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.




Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND 811-4623)

[LOGO] FIRST INVESTORS


   SINGLE-STATE INSURED
   TAX FREE FUND


            Michigan Fund

            Minnesota Fund

            Missouri Fund

            Ohio Fund

            Pennsylvania Fund





--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   THE DATE OF THIS PROSPECTUS IS MAY 1, 2001

CONTENTS

INTRODUCTION ................................................................. 2
FUND DESCRIPTIONS
Single State Insured Tax Free Funds........................................... 3
Objective..................................................................... 3
Primary Investment Strategies................................................. 3
Primary Risks................................................................. 3
Who should consider buying a Single State Insured Tax Free Fund ?............. 5
How have the Single State Insured Tax Free Funds performed?................... 5
     Michigan..................................................................6
     Minnesota.................................................................6
     Missouri..................................................................8
     Ohio..................................................................... 9
     Pennsylvania.............................................................10
What are the fees and expenses of the Single State Insured Tax Free Funds ?.. 11 THE SINGLE STATE INSURED TAX FREE FUND IN DETAIL
What are the Single State Insured Tax Free Fund's objective, principal investment strategies and principal risks?.................... 15
FUND MANAGEMENT.............................................................. 18
BUYING AND SELLING SHARES
How and when do the Funds price their shares?................................ 19
How do I buy shares?......................................................... 19
Which class of shares is best for me?........................................ 20
How do I sell shares?........................................................ 22
Can I exchange my shares for the shares of other First Investors Funds?...... 23
ACCOUNT POLICIES
What about dividends and capital gain distributions.......................... 24
What about taxes?............................................................ 24
How do I obtain a complete explanation of all account privileges and policies?............................................................... 25
FINANCIAL HIGHLIGHTS
Single State Insured Tax Free Funds.......................................... 26
     Michigan................................................................ 27
     Minnesota............................................................... 29
     Missouri................................................................ 31
     Ohio.................................................................... 33
     Pennsylvania............................................................ 35

INTRODUCTION

This prospectus describes five of the seventeen single state insured tax exempt funds within the Multi-State Insured Tax Free Fund which invest primarily in tax exempt municipal securities.

There is an "Overview" which provides a brief explanation of each Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in the Overview a section offering examples of who should consider buying a single state fund. There is also a "Fund in Detail" section with more information on strategies and risks of the Funds.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

FUND DESCRIPTIONS

SINGLE STATE INSURED TAX FREE FUNDS

OVERVIEW

Objective:

Each fund of the Multi-State Insured Tax Free Fund (collectively, the "Single State Insured Tax Free Funds" or "Funds") seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Primary Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT, as well as any applicable income tax for individual residents of a particular state. Each Fund concentrates its investments in municipal bonds issued by a single state. For example, the Michigan Fund invests primarily in Michigan municipal securities, the Minnesota Fund invests primarily in Minnesota municipal securities, and so on. Each Fund, other than the Minnesota Fund, also invests in municipal securities that are issued by U.S. commonwealths, possessions or territories as long as they do not produce income that is subject to state income tax. The Minnesota Fund only invests in Minnesota obligations. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more.

Primary Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the Fund may also decline. Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk. An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?

A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

ARE SEEKING A RELATIVELY CONSERVATIVE INVESTMENT WHICH PROVIDES A HIGH DEGREE OF CREDIT QUALITY,

ARE SEEKING INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, INCLUDING THE FEDERAL AMT, AND FROM STATE INCOME TAX FOR INDIVIDUAL RESIDENTS OF A PARTICULAR STATE, ARE SEEKING A RELATIVELY HIGH LEVEL OF TAX EXEMPT INCOME AND ARE WILLING TO ASSUME A MODERATE DEGREE OF MARKET VOLATILITY, and

HAVE A LONG-TERM INVESTMENT HORIZON AND ARE ABLE TO RIDE OUT MARKET CYCLES.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts or investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.


--------------------------------------------------------------------------------

HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following bar charts and tables show you how each Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Funds.

Each Fund has two classes of shares, Class A shares and Class B shares. The bar charts show changes in the performance of each Fund's Class A shares for each of the last ten calendar years, or from year to year over the life of the Fund, if shorter. The performances of Class B shares differ from the performances of Class A shares shown in the bar charts only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The tables show how the average annual total returns for Class A shares and Class B shares of each Single State Insured Tax Free Fund compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index") as of December 31, 2000. The tables assume that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Lehman Index is a total return performance benchmark for the investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns would be lower than those shown.

MICHIGAN

The chart below has the following plot points:

1991            11.14%
1992            10.59%
1993            14.49%
1994            -6.36%
1995            17.47%
1996             3.37%
1997             9.37%
1998             5.60%
1999            -2.63%
2000            10.96%

During the periods shown, the highest quarterly return was 7.48% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.94% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
MICHIGAN FUND                                                      Inception
                                                                 Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       4.02%           3.88%          6.49%            N/A
--------------------------------------------------------------------------------
Class B Shares       6.03%           4.04%           N/A            6.07%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%           7.68%**
--------------------------------------------------------------------------------

*  THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

MINNESOTA

The chart below has the following plot points:

1991            11.00%
1992             9.29%
1993            11.30%
1994            -5.93%
1995            15.68%
1996             3.47%
1997             8.57%
1998             6.23%
1999            -1.65%
2000            11.08%

--------------------------------------------------------------------------------
During the periods shown, the highest quarterly return was 6.88% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.56% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------

MINNESOTA FUND                                                     Inception
                                                                 Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       4.15%           4.09%          6.01%           N/A
--------------------------------------------------------------------------------
Class B Shares       6.24%           4.27%          N/A             6.04%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%           7.68%**
--------------------------------------------------------------------------------

*  THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

MISSOURI

The chart below has the following plot points:

1993            14.21%
1994            -6.20%
1995            18.55%
1996             3.84%
1997             9.44%
1998             6.59%
1999            -2.02%
2000            12.21%

During the periods shown, the highest quarterly return was 7.76% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.36% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------

MISSOURI FUND                                     Inception        Inception
                                               Class A Shares   Class B Shares
                     1 Year*       5 Years*       (5/4/92)         (1/12/95)

Class A Shares       5.16%           4.54%          6.14%           N/A
--------------------------------------------------------------------------------
Class B Shares       7.30%           4.71%           N/A            6.77%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          6.91%++         7.68%**
--------------------------------------------------------------------------------

++ THE AVERAGE ANNUAL TOTAL RETURN SHOW IS FOR THE PERIOD 4/30/92 TO 12/31/00.

*  THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

OHIO

The chart below has the following plot points:

1991            11.51%
1992             9.99%
1993            13.12%
1994            -5.91%
1995            17.34%
1996             4.23%
1997             8.64%
1998             5.26%
1999            -1.77%
2000            11.32%

During the periods shown, the highest quarterly return was 7.29% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.77% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
--------------------------------------------------------------------------------

OHIO FUND                                                          Inception
                                                                 Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       4.37%           4.10%          6.47%            N/A
--------------------------------------------------------------------------------
Class B Shares       6.53%           4.28%           N/A            6.23%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%           7.68%**
--------------------------------------------------------------------------------

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

PENNSYLVANIA

The chart below has the following plot points:

1991            10.24%
1992             9.81%
1993            14.28%
1994            -6.31%
1995            18.29%
1996             3.39%
1997             9.14%
1998             5.23%
1999            -2.24%
2000            11.29%

During the periods shown, the highest quarterly return was 7.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.90% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

PENNSYLVANIA FUND                                                  Inception
                                                                 Class B Shares
                     1 Year*       5 Years*       10 Years*        (1/12/95)

Class A Shares       4.37%           3.90%          6.39%            N/A
--------------------------------------------------------------------------------
Class B Shares       6.44%           4.08%          N/A             6.25%
--------------------------------------------------------------------------------
Lehman Index        11.68%           5.80%          7.31%           7.68%**
--------------------------------------------------------------------------------

*  THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.

** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     6.25%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None*             4.0%**
--------------------------------------------------------------------------------

* A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

** 4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------- --------------- ------------- ---------- ----------- ------------- -----------

                                                                 Total
                                       Distribution              Annual     Fee Waivers
                                       and Service                Fund        and/or
                         Management      (12b-1)       Other    Operating     Expense     Net
                            Fees           Fees      Expenses   Expenses    Assumptions   Expenses
                            (1)            (2)          (3)        (4)      (1), (3), (4)    (4)
-------------------------------------- ------------- ---------- ----------- ------------- -----------
MICHIGAN FUND

Class A Shares            0.75%           0.25%         0.17%      1.17%       0.30%         0.87%
Class B Shares            0.75%           1.00%         0.17%      1.92%       0.30%         1.62%

-------------------------------------- ------------- ---------- ----------- ------------- -----------
MINNESOTA FUND

Class A Shares            0.75%           0.25%         0.20%      1.20%       0.70%         0.50%
Class B Shares            0.75%           1.00%         0.20%      1.95%       0.70%         1.25%

-------------------------------------- ------------- ---------- ----------- ------------- -----------
MISSOURI FUND

Class A Shares            0.75%           0.25%         0.44%      1.44%       0.94%         0.50%
Class B Shares            0.75%           1.00%         0.44%      2.19%       0.94%         1.25%

-------------------------------------- ------------- ---------- ----------- ------------- -----------
OHIO FUND

Class A Shares            0.75%           0.25%         0.20%      1.20%       0.40%         0.80%
Class B Shares            0.75%           1.00%         0.20%      1.95%       0.40%         1.55%

-------------------------------------- ------------- ---------- ----------- ------------- -----------
PENNSYLVANIA FUND

Class A Shares            0.75%           0.25%         0.17%      1.17%       0.30%         0.87%
Class B Shares            0.75%           1.00%         0.17%      1.92%       0.30%         1.62%
---------------------- --------------- ------------- ---------- ----------- ------------- -----------


     (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER WAIVED MANAGEMENT FEES AS FOLLOWS IN EXCESS OF: 0.50% FOR MICHIGAN FUND; 0.30% FOR MINNESOTA FUND; 0.30% FOR MISSOURI FUND; 0.50% FOR OHIO FUND; AND 0.50% FOR PENNSYLVANIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF: 0.45% FOR MICHIGAN FUND; 0.25% FOR MINNESOTA FUND; 0.25% FOR MISSOURI FUND; 0.45% FOR OHIO FUND; AND 0.45% FOR PENNSYLVANIA FUND.
     (2) BECAUSE EACH FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. THE MAXIMUM 12B-1 FEE PAYABLE BY THE FUNDS ON CLASS A SHARES IS 0.30%. THE 12B-1 FEES IN THE TABLE HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(3)      FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER ASSUMED
         OTHER EXPENSES IN EXCESS OF: 0.0% FOR MICHIGAN FUND; 0.0% FOR MINNESOTA FUND; 0.0% FOR MISSOURI FUND; 0.10% FOR OHIO FUND; AND 0.0% FOR PENNSYLVANIA FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF: 0.0% FOR MICHIGAN FUND 0.0% FOR MINNESOTA FUND; 0.0% FOR MISSOURI FUND; 0.10% FOR OHIO FUND; AND 0.0% FOR PENNSYLVANIA FUND.
(4)      EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE
         FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                          One        Three         Five         Ten
                          Year       Years         Years       Years

If you redeem your shares:
--------------------------------------------------------------------------------
MICHIGAN FUND

Class A shares           $708        $946        $1,201       $1,932
Class B shares           $565        $874        $1,209       $2,024*

--------------------------------------------------------------------------------
MINNESOTA FUND

Class A shares           $673        $917        $1,180       $1,930
Class B shares           $527        $844        $1,187       $2,023*

--------------------------------------------------------------------------------
MISSOURI FUND

Class A shares           $673        $965        $1,279       $2,165
Class B shares           $527        $895        $1,289       $2,258*

--------------------------------------------------------------------------------
OHIO FUND

Class A shares           $702        $945        $1,207       $1,955
Class B shares           $558        $874        $1,215       $2,047*

--------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A shares           $708        $946        $1,201       $1,932
Class B shares           $565        $874        $1,209       $2,024*

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          One        Three         Five         Ten
                          Year       Years         Years       Years

If you do not redeem your shares:
--------------------------------------------------------------------------------
MICHIGAN FUND

Class A shares           $708        $946        $1,201       $1,932
Class B shares           $165        $574        $1,009       $2,024*

--------------------------------------------------------------------------------
MINNESOTA FUND

Class A shares           $673        $917        $1,180       $1,930
Class B shares           $127        $544          $987       $2,023*

--------------------------------------------------------------------------------
MISSOURI FUND

Class A shares           $673        $965        $1,279       $2,165
Class B shares           $127        $595        $1,089       $2,258*

--------------------------------------------------------------------------------
OHIO FUND

Class A shares           $702        $945        $1,207       $1,955
Class B shares           $158        $574        $1,015       $2,047*

--------------------------------------------------------------------------------
PENNSYLVANIA FUND

Class A shares           $708        $946        $1,201       $1,932
Class B shares           $165        $574        $1,009       $2,024*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE SINGLE STATE INSURED TAX FREE FUNDS IN DETAIL

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS?

Objectives:

Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:

Each Fund invests at least 80% of its total assets in municipal bonds and other types of municipal securities that pay interest that is exempt from federal income tax, including the federal AMT. Municipal securities include private activity bonds, industrial development bonds, certificates of participation, municipal notes, municipal commercial paper, variable rate demand notes, and floating rate demand notes. Municipal securities are issued by state and local governments, their agencies and authorities, the District of Columbia and any commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. At least 65% of each Fund's assets will be invested in municipal bonds and securities of a single state. For example, the Michigan Fund will invest at least 65% of its assets in Michigan bonds, the Minnesota Fund will invest at least 65% of its assets in Minnesota bonds, and so on. Each Fund, other than the Minnesota Fund, may also invest in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. The Minnesota Fund invests only in Minnesota municipal obligations because under Minnesota tax law, dividends paid to shareholders of the Fund are exempt from the regular Minnesota personal income tax only if 95% or more of the dividends are derived from Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by the Funds are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to municipal commercial paper and other short-term investments. In any event, as described below, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments which are exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax. No more than 20% of the Fund's assets may be invested in such securities.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:

Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Single State Insured Tax Free Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Funds on some of their investments will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:

Since each Fund invests primarily in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Funds are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds. Moreover, not all of the securities held by the Fund may be insured. It is also important to note that, although insurance may increase the credit safety of an investment, it decreases yield as insurance must be paid for directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Funds, or the share price of the Funds.

Market Risk:

The Funds are subject to market risk. Bond prices in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. Municipal securities may decline in value even if the overall market is doing well. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

FUND MANAGEMENT

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. It serves as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.5 billion as of March 31, 2001. FIMCO supervises all aspects of the Funds' operations.

For the fiscal year ended December 31, 2000, FIMCO received advisory fees as follows: 0.50% of average daily net assets, net of waiver, for Michigan Fund; 0.30% of average daily net assets, net of waiver, for Minnesota Fund; 0.30% of average daily net assets, net of waiver, for Missouri Fund; 0.50% of average daily net assets, net of waiver, for Ohio Fund; and 0.50% of average daily net assets, net of waiver, for Pennsylvania Fund.

Clark D. Wagner serves as Portfolio Manager of the Funds. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

BUYING AND SELLING SHARES

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends. The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

--------------------------------------------------------------------------------
                                 Class A Shares

Your investment                              Sales Charge as a percentage of
                                         offering price      net amount invested

Less than $25,000                             6.25%                 6.67%
--------------------------------------------------------------------------------
$25,000-$49,999                               5.75                  6.10
--------------------------------------------------------------------------------
$50,000-$99,999                               5.50                  5.82
--------------------------------------------------------------------------------
$100,000-$249,999                             4.50                  4.71
--------------------------------------------------------------------------------
$250,000-$499,999                             3.50                  3.63
--------------------------------------------------------------------------------
$500,000-$999,999                             2.50                  2.56
--------------------------------------------------------------------------------
$1,000,000 or more                              0*                    0
--------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

Class B shares of a Fund are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                                 Class B Shares

Year of Redemption                                           CDSC as a
                                                    Percentage of Purchase Price
                                                       or NAV at Redemption

Within the 1st or 2nd year                                4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                3
--------------------------------------------------------------------------------
In the 5th year                                           2
--------------------------------------------------------------------------------
In the 6th year                                           1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                          0
--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund has a separate Rule 12b-1 plan for each class of shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day a Fund is open for business by:

Contacting your Representative who will place a redemption order for you;

Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

Telephoning the Special Services Department of ADM at 1-800-342-6221; or

Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.





CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

ACCOUNT POLICIES

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, a Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of a Fund's fiscal year. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. Generally, dividends paid by the Single State Insured Tax Free Funds should also be exempt from state income taxes, if any, for individual resident shareholders of a particular Fund's state and in certain cases, from local taxes. For federal income tax purposes, long-term capital gain distributions by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions by a Fund of interest income from taxable obligations, if any, and short-term capital gains are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

MICHIGAN FUND

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     Net        Net Realized  Total from    Net           Net Realized  Total
                           Investment and           Investment    Investment    Gains
                           Income     Unrealized    Operations    Distributions
                                      Gain (loss)                 Income
                                      on Investments
CLASS A

 1996          $12.80       $.627        $(.215)       $.412       $.631         $.011       $.642
 1997           12.57        .610          .535        1.145        .609         .046         .655
 1998           13.06        .591          .124         .715        .589         .096         .685
 1999           13.09        .603         (.938)       (.335)       .595          __          .595
 2000           12.16        .612          .683        1.295        .606         .119         .725

CLASS B

 1996           12.80        .534         (.229)        .305        .534         .011         .545
 1997           12.56        .511          .536        1.047        .511         .046         .557
 1998           13.05        .484          .123         .607        .481         .096         .577
 1999           13.08        .502         (.930)       (.428)       .492          __          .492
 2000           12.16        .509          .681        1.190        .511         .119         .630
------------ ------------- ------------ ----------- ------------ ------------ ------------ -------------

** CALCULATED WITHOUT SALES CHARGES.
++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------- -------------- -------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET            TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
  ASSET          RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS            TURNOVER
  VALUE AT       (%)            END OF                               Before Expenses       RATE (%)
  END OF                        PERIOD       Expenses   Net          Waived or Assumed
  PERIOD                        (IN          (%)        Investment
                                THOU-                   Income (%)   Expenses    Net
                                SANDS)                               (%)         Investment
                                                                                 Income (%)
  CLASS A

  $12.57            3.37         $36,928       .88        5.03        1.13         4.78        43
   13.06            9.37          39,581       .87        4.80        1.12         4.55        32
   13.09            5.60          39,061       .89        4.51        1.13         4.27        20
   12.16           (2.63)         36,506       .87        4.74        1.12         4.49        21
   12.73           10.96          36,367       .87        4.94        1.12         4.69        23

  CLASS B

   12.56            2.49             724      1.69        4.22        1.94         3.97        43
   13.05            8.54           1,018      1.67        4.00        1.92         3.75        32
   13.08            4.73           1,032      1.69        3.71        1.93         3.47        20
   12.16           (3.34)            895      1.67        3.94        1.92         3.69        21
   12.72           10.03           1,088      1.67        4.14        1.92         3.89        23
--------------- -------------- ------------ ----------- ---------- ------------- ---------- ------------






                                                                   MICHIGAN FUND

MINNESOTA FUND

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     Net        Net Realized  Total from    Net           Net Realized  Total
                           Investment and           Investment    Investment    Gains
                           Income     Unrealized    Operations    Distributions
                                      Gain (loss)                 Income
                                      on Investments
CLASS A

 1996          $11.50         $.592      $(.210)       $.382       $.592          $--         $.592
 1997           11.29          .599        .340         .939        .599          --           .599
 1998           11.63          .592        .116         .708        .588          --           .588
 1999           11.75          .597       (.785)       (.188)       .582          __           .582
 2000           10.98          .581        .600        1.181        .591          __           .591

CLASS B

 1996           11.50          .493       (.205)        .288        .498          --           .498
 1997           11.29          .508        .341         .849        .509          --           .509
 1998           11.63          .498        .114         .612        .492          --           .492
 1999           11.75          .499       (.781)       (.282)       .488          __           .488
 2000           10.98          .492        .604        1.096        .506          __           .506
------------ ------------- ------------ ----------- ------------ ------------ ------------ -------------

** CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------- -------------- -------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET            TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
  ASSET          RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS            TURNOVER
  VALUE AT       (%)            END OF                               Before Expenses       RATE (%)
  END OF                        PERIOD       Expenses   Net          Waived or Assumed
  PERIOD                        (IN          (%)        Investment
                                THOU-                   Income (%)   Expenses    Net
                                SANDS)                               (%)         Investment
                                                                                 Income (%)
  CLASS A

  $11.29            3.47          $8,304       .56        5.27        1.31         4.52        49
   11.63            8.57           8,231       .50        5.27        1.21         4.56        15
   11.75            6.23           8,346       .50        5.08        1.23         4.35        22
   10.98           (1.65)          8,363       .50        5.26        1.25         4.51        23
   11.57           11.08           8,606       .50        5.21        1.15         4.56        32

  CLASS B

   11.29            2.61              41      1.40        4.44        2.14         3.69        49
   11.63            7.71              44      1.30        4.47        2.01         3.76        15
   11.75            5.37              47      1.30        4.28        2.03         3.55        22
   10.98           (2.46)             83      1.30        4.46        2.05         3.71        23
   11.57           10.24              96      1.30        4.41        1.95       3.76          32
--------------- -------------- ------------ ----------- ---------- ------------- ---------- ------------





                                                                  MINNESOTA FUND

MISSOURI FUND

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     Net        Net Realized  Total from    Net           Net Realized  Total
                           Investment and           Investment    Investment    Gains
                           Income     Unrealized    Operations    Distributions
                                      Gain (loss)                 Income
                                      on Investments
CLASS A

 1996          $12.47         $.637       $(.180)      $.457      $.637           $--        $.637
 1997           12.29          .638         .490       1.128       .638           --          .638
 1998           12.78          .634         .188        .822       .632           --          .632
 1999           12.97          .650        (.904)      (.254)      .626           __          .626
 2000           12.09          .618         .814       1.432       .642           __          .642

CLASS B

 1996           12.48          .538        (.189)       .349       .539           --          .539
 1997           12.29          .537         .494       1.031       .541           --          .541
 1998           12.78          .528         .187        .715       .525           --          .525
 1999           12.97          .553        (.905)      (.352)      .518           __          .518
 2000           12.10          .520         .812       1.332       .552           __          .552
------------ ------------- ------------ ----------- ------------ ------------ ------------ -------------

** CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------- -------------- -------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET            TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
  ASSET          RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS            TURNOVER
  VALUE AT       (%)            END OF                               Before Expenses       RATE (%)
  END OF                        PERIOD       Expenses   Net          Waived or Assumed
  PERIOD                        (IN          (%)        Investment
                                THOU-                   Income (%)   Expenses    Net
                                SANDS)                               (%)         Investment
                                                                                 Income (%)
  CLASS A

  $12.29            3.84          $1,925       .38        5.24        1.69         3.93        15
   12.78            9.44           1,798       .40        5.13        1.46         4.07        12
   12.97            6.59           2,087       .40        4.97        1.30         4.07        17
   12.09           (2.02)          2,471       .47        5.20        1.50         4.17        66
   12.88           12.21           3,344       .50        5.04        1.39         4.15        35

  CLASS B

   12.29            2.93              36      1.24        4.38        2.55         3.07        15
   12.78            8.60             117      1.20        4.33        2.26         3.27        12
   12.97            5.71             172      1.20        4.17        2.10         3.27        17
   12.10           (2.78)            210      1.27        4.40        2.30         3.37        66
   12.88           11.30               251    1.30        4.24        2.19         3.35        35
--------------- -------------- ------------ ----------- ---------- ------------- ---------- ------------






                                                                   MISSOURI FUND

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     Net        Net Realized  Total from    Net           Net Realized  Total
                           Investment and           Investment    Investment    Gains
                           Income     Unrealized    Operations    Distributions
                                      Gain (loss)                 Income
                                      on Investments
CLASS A

 1996          $12.51         $.605      $(.097)       $.508       $.609         $.059       $.668
 1997           12.35          .607        .430        1.037        .606         .071         .677
 1998           12.71          .614        .040         .654        .597         .067         .664
 1999           12.70          .636       (.853)       (.217)       .603          __          .603
 2000           11.88          .594        .710        1.304        .636         .088         .724
CLASS B

 1996           12.51          .507       (.095)        .412        .513         .059         .572
 1997           12.35          .507        .424         .931        .510         .071         .581
 1998           12.70          .495        .061         .556        .489         .067         .556
 1999           12.70          .529       (.850)       (.321)       .499          __          .499
 2000           11.88          .495        .723        1.218        .540         .088         .628
------------ ------------- ------------ ----------- ------------ ------------ ------------ -------------

** CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------- -------------- -------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET            TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
  ASSET          RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS            TURNOVER
  VALUE AT       (%)            END OF                               Before Expenses       RATE (%)
  END OF                        PERIOD       Expenses   Net          Waived or Assumed
  PERIOD                        (IN          (%)        Investment
                                THOU-                   Income (%)   Expenses    Net
                                SANDS)                               (%)         Investment
                                                                                 Income (%)
  CLASS A

  $12.35            4.23         $20,123       .86        4.95        1.19         4.62        33
   12.71            8.64          19,308       .80        4.88        1.18         4.50        25
   12.70            5.26          19,767       .80        4.83        1.19         4.44        34
   11.88           (1.77)         18,574       .80        5.15        1.17         4.78        48
   12.46           11.32          19,327       .80        4.92        1.15         4.57        35

  CLASS B

   12.35            3.43             279      1.66        4.15        1.99         3.82        33
   12.70            7.73             335      1.60        4.08        1.98         3.70        25
   12.70            4.46             403      1.60        4.03        1.99         3.64        34
   11.88           (2.59)            640      1.60        4.35        1.97         3.98        48
   12.47           10.53             972      1.60        4.12        1.95         3.77        35
--------------- -------------- ------------ ----------- ---------- ------------- ---------- ------------








                                                                       OHIO FUND

PENNSYLVANIA FUND

--------------------------------------------------------------------------------------------------------

PER SHARE DATA

             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     Net        Net Realized  Total from    Net           Net Realized  Total
                           Investment and           Investment    Investment    Gains
                           Income     Unrealized    Operations    Distributions
                                      Gain (loss)                 Income
                                      on Investments
CLASS A

 1996          $13.14         $.622      $(.197)       $.425       $.627         $.028       $.655
 1997           12.91          .624        .523        1.147        .624         .153         .777
 1998           13.28          .642        .038         .680        .605         .095         .700
 1999           13.26          .606       (.893)       (.287)       .613          __          .613
 2000           12.36          .615        .740        1.355        .631         .114         .745

CLASS B

 1996           13.14          .529       (.201)        .328        .530         .028         .558
 1997           12.91          .526        .510        1.036        .523         .153         .676
 1998           13.27          .533        .039         .572        .497         .095         .592
 1999           13.25          .498       (.890)       (.392)       .508          __          .508
 2000           12.35          .529        .728        1.257        .533         .114         .647
------------ ------------- ------------ ----------- ------------ ------------ ------------ -------------

** CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------- -------------- -------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET            TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE      PORTFOLIO
  ASSET          RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS            TURNOVER
  VALUE AT       (%)            END OF                               Before Expenses       RATE (%)
  END OF                        PERIOD       Expenses   Net          Waived or Assumed
  PERIOD                        (IN          (%)        Investment
                                THOU-                   Income (%)   Expenses    Net
                                SANDS)                               (%)         Investment
                                                                                 Income (%)
  CLASS A

  $12.91            3.39         $42,228       .86         4.86       1.11         4.61        42
   13.28            9.14          42,223       .85         4.79       1.10         4.54        37
   13.26            5.23          40,774       .86         4.81       1.10         4.57        26
   12.36           (2.24)         36,737       .86         4.69       1.11         4.44        36
   12.97            11.29         37,012       .87         4.88       1.12         4.63        40
  CLASS B

   12.91            2.61             781      1.66         4.06       1.91         3.81        42
   13.27            8.23           1,739      1.65         3.99       1.90         3.74        37
   13.25            4.39           2,048      1.66         4.01       1.90         3.77        26
   12.35           (3.03)          1,936      1.66         3.89       1.91         3.64        36
   12.96           10.44           1,235      1.67         4.08       1.92         3.83        40
--------------- -------------- ------------ ----------- ---------- ------------- ---------- ------------










                                                               PENNSYLVANIA FUND

[LOGO] FIRST INVESTORS

   SINGLE-STATE INSURED TAX FREE FUND


   Michigan Fund

   Minnesota Fund

   Missouri Fund

   Ohio Fund

   Pennsylvania Fund


   For investors who want more information about the Funds, the following documents are available free upon request:

   Annual/Semi-Annual Reports:

   Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

   Statement of Additional Information (SAI):

   The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

   Shareholder Manual:

   The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

   You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

   ADMINISTRATIVE DATA MANAGEMENT CORP.
   581 MAIN STREET
   WOODBRIDGE, NJ 07095-1198
   TELEPHONE:  1-800-423-4026

   You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee
   (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

   (INVESTMENT COMPANY ACT FILE NO.: FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND 811-4623)

[LOGO]

    Single State Insured
    Tax Free Fund


           Connecticut Fund

           Florida Fund

           Massachusetts Fund

           New Jersey Fund

           New York Fund



--------------------------------------------------------------------------------
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


   The date of this

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------
                                                                IS MAY 1, 2001

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION ..................................................................4
FUND DESCRIPTIONS
Single State Insured Tax Free Funds............................................5
Objective......................................................................5
Primary Investment Strategies..................................................5
Primary Risks..................................................................5
Who should consider buying a Single State Insured Tax Free Fund ?..............6
How have the Single State Insured Tax Free Funds performed?....................6
      Connecticut..............................................................7
      Florida .................................................................8
      Massachusetts ...........................................................9
      New Jersey..............................................................10
      New York................................................................11
What are the fees and expenses of the Single State Insured Tax Free Fund ?....12
THE SINGLE  STATE  INSURED  TAX FREE FUND IN DETAIL
What are the Single State Insured Tax Free Fund's
objective, principal investment strategies and principal risks?...............16
FUND MANAGEMENT...............................................................19
BUYING AND SELLING SHARES
How and when do the Funds price their shares?.................................20
How do I buy shares?..........................................................20
Which class of shares is best for me?.........................................20
How do I sell shares?.........................................................22
Can I exchange my shares for the shares of other First Investors Funds?.......23
ACCOUNT POLICIES
What about dividends and capital gain distributions...........................24
What about taxes?.............................................................25
How do I obtain a complete explanation of all account privileges and policies?.....................................................................25
FINANCIAL HIGHLIGHTS .........................................................25
      Connecticut.............................................................26
      Florida ................................................................28
      Massachusetts ..........................................................30
      New Jersey..............................................................32
      New York................................................................34

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

This prospectus describes the New York Insured Tax Free Fund and four of the seventeen single state insured tax exempt funds within the Multi-State Tax Free Fund which invest primarily in tax exempt municipal securities.

There is an "Overview" which provides a brief explanation of each Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in the Overview a section offering examples of who should consider buying a single state fund. There is also a "Fund in Detail" section with more information on strategies and risks of the Funds.

None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SINGLE STATE INSURED TAX FREE FUNDS
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The New York Insured Tax Free Fund ("New York Fund") and each fund of the Multi-State Insured Tax Free Fund (collectively with the New York Fund, the "Single State Insured Tax Free Funds" or "Funds") seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the Alternative Minimum Tax ("AMT").

Primary Investment Strategies:

Each Fund invests in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT, as well as any applicable income tax for individual residents of a particular state. Each Fund concentrates its investments in municipal bonds issued by a single state. For example, the New York Fund invests primarily in New York municipal securities, the New Jersey Fund invests primarily in New Jersey municipal securities, and so on. Each Fund also invests in municipal securities that are issued by U.S. commonwealths, possessions or territories as long as they do not produce income that is subject to state income tax. The Florida Fund invests only in municipal bonds that are not subject to the Florida intangible personal property tax. The Funds primarily invest in municipal bonds which are insured as to timely payment of interest and principal by independent insurance companies that are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's Investors Service, Inc. ("Moody's"). The Funds generally invest in long-term bonds with maturities of fifteen years or more. The New York Fund invests in variable rate and floating rate municipal notes, including "inverse floaters."

Primary Risks:

The most significant risk of investing in the Funds is interest rate risk. As with other bonds, the market values of municipal bonds fluctuate with changes in interest rates. When interest rates rise, they tend to decline in price, and when interest rates fall, they tend to increase in price. In general, bonds with longer maturities pay higher interest rates but are more volatile than shorter term bonds. When interest rates decline, the interest income received by the

Fund may also decline. Inverse floaters tend to fluctuate significantly more than other bonds in response to interest rate changes. Since each Fund invests primarily in the municipal securities of a particular state, its performance is affected by local, state and regional factors. This is called concentration risk. An investment in any of the Funds is also subject to credit risk. This is the risk that the issuer of the bonds may not be able to pay interest or principal when due. The market prices of bonds are affected by the credit quality of their issuers. While the Funds invest in municipal bonds that are insured against credit risk, the insurance does not eliminate this risk because the insurer may not be financially able to pay claims. In addition, not all of the securities held by the Funds are insured. Moreover, the insurance does not apply in any way to the market prices of securities owned by the Funds, or their share prices, both of which will fluctuate. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


--------------------------------------------------------------------------------
WHO SHOULD CONSIDER BUYING A SINGLE STATE INSURED TAX FREE FUND?


A Single State Insured Tax Free Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

ARE SEEKING A RELATIVELY CONSERVATIVE INVESTMENT WHICH PROVIDES A HIGH DEGREE OF CREDIT QUALITY,

ARE SEEKING INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, INCLUDING THE FEDERAL AMT, AND FROM STATE INCOME TAX FOR INDIVIDUAL RESIDENTS OF A PARTICULAR STATE,

ARE SEEKING A RELATIVELY HIGH LEVEL OF TAX EXEMPT INCOME AND ARE WILLING TO ASSUME A MODERATE DEGREE OF MARKET VOLATILITY, and

HAVE A LONG-TERM INVESTMENT HORIZON AND ARE ABLE TO RIDE OUT MARKET CYCLES.

The Single State Insured Tax Free Funds are generally not appropriate for retirement accounts or investors in low tax brackets, or corporate or similar business accounts. Different tax rules apply to corporations and other entities.

--------------------------------------------------------------------------------
HOW HAVE THE SINGLE STATE INSURED TAX FREE FUNDS PERFORMED?

The following bar charts and tables show you how each Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Funds.

Each Fund has two classes of shares, Class A shares and Class B shares. The bar charts show changes in the performance of each Fund's Class A shares for each of the last ten calendar years, or from year to year over the life of the Fund, if shorter. The performances of Class B shares differ from the performances of Class A shares shown in the bar charts only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The tables show how the average annual total returns for Class A shares and Class B shares of each Single State Insured Tax Free Fund compare to those of the Lehman Brothers Municipal Bond Index ("Lehman Index") as of December 31, 2000. The tables assume that the maximum sales charge or contingent deferred sales charge ("CDSC") was paid. The Lehman Index is a total return performance benchmark for the investment grade tax-exempt bond market. The Lehman Index does not take into account fees and expenses that an investor would incur in holding the securities in the Lehman Index. If it did so, the returns would be lower than those shown.

--------------------------------------------------------------------------------
                                   CONNECTICUT

[The following information is presented in graphic form]

1991       9.92%
1992       9.49%
1993      14.10%
1994      -6.75%
1995      17.18%
1996       3.37%
1997       8.77%
1998       6.15%
1999      -1.93%
2000      10.45%

During the periods shown, the highest quarterly return was 7.41% (for the quarter ended March 31, 1995), and the lowest quarterly return was -6.33% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONNECTICUT FUND                                                     Inception
                                                                  Class B Shares
                      1 Year*      5 Years*       10 Years*          (1/12/95)
--------------------------------------------------------------------------------
Class A Shares         3.57%         3.92%          6.16%               N/A
--------------------------------------------------------------------------------
Class B Shares         5.58%         4.10%           N/A               6.08%
--------------------------------------------------------------------------------
Lehman Index          11.68%         5.80%          7.31%              7.68%**
--------------------------------------------------------------------------------

*  THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                    FLORIDA

[The following information is presented in graphic form]

1991      11.45%
1992      10.67%
1993      14.19%
1994      -5.39%
1995      18.77%
1996       3.34%
1997       9.18%
1998       6.09%
1999      -2.93%
2000      11.61%


During the periods shown, the highest quarterly return was 7.39% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.76% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FLORIDA FUND                                                         Inception
                                                                  Class B Shares
                      1 Year*      5 Years*       10 Years*          (1/12/95)
--------------------------------------------------------------------------------
Class A Shares         4.62%         3.98%          6.76%               N/A
--------------------------------------------------------------------------------
Class B Shares         6.67%         4.17%           N/A               6.41%
--------------------------------------------------------------------------------
Lehman Index          11.68%         5.80%          7.31%              7.68%**
--------------------------------------------------------------------------------

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                 MASSACHUSETTS

[The following information is presented in graphic form]

1991      11.45%
1992       9.90%
1993      11.93%
1994      -5.30%
1995      17.07%
1996       2.99%
1997       8.27%
1998       5.33%
1999      -2.39%
2000      11.83%


During the periods shown, the highest quarterly return was 6.54% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.80% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MASSACHUSETTS FUND                                                   Inception
                                                                  Class B Shares
                      1 Year*      5 Years*       10 Years*          (1/12/95)
--------------------------------------------------------------------------------
Class A Shares         4.88%         3.75%          6.21%               N/A
--------------------------------------------------------------------------------
Class B Shares         6.95%         3.93%           N/A               5.94%
--------------------------------------------------------------------------------
Lehman Index          11.68%         5.80%          7.31%              7.68%**
--------------------------------------------------------------------------------

* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                   NEW JERSEY

[The following information is presented in graphic form]

1991      11.52%
1992       9.74%
1993      13.09%
1994      -5.91%
1995      16.41%
1996       3.09%
1997       8.36%
1998       5.84%
1999      -2.05%
2000      10.41%


During the periods shown, the highest quarterly return was 6.78% (for the quarter ended March 31, 1995), and the lowest quarterly return was -5.36 % (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NEW JERSEY FUND                                                      Inception
                                                                  Class B Shares
                      1 Year*      5 Years*       10 Years*          (1/12/95)
--------------------------------------------------------------------------------
Class A Shares         3.51%         3.70%          6.15%               N/A
--------------------------------------------------------------------------------
Class B Shares         5.51%         3.85%           N/A               5.74%
--------------------------------------------------------------------------------
Lehman Index          11.68%         5.80%          7.31%              7.68%**
--------------------------------------------------------------------------------


* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

--------------------------------------------------------------------------------
                                    NEW YORK

[The following information is presented in graphic form]

1991      10.89%
1992       8.84%
1993       9.82%
1994      -5.03%
1995      15.45%
1996       2.95%
1997       7.82%
1998       5.59%
1999      -3.67%
2000      12.41%


During the periods shown, the highest quarterly return was 6.62% (for the quarter ended March 31, 1995), and the lowest quarterly return was -4.28% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONNECTICUT FUND                                                     Inception
                                                                  Class B Shares
                      1 Year*      5 Years*       10 Years*          (1/12/95)
--------------------------------------------------------------------------------
Class A Shares         5.39%         3.53%          5.63%               N/A
--------------------------------------------------------------------------------
Class B Shares         7.65%         3.82%           N/A               5.58%
--------------------------------------------------------------------------------
Lehman Index          11.68%         5.80%          7.31%              7.68%**
--------------------------------------------------------------------------------



* THE ANNUAL RETURNS ARE BASED UPON CALENDAR YEARS.
** THE AVERAGE ANNUAL TOTAL RETURN SHOWN IS FOR THE PERIOD 12/31/94 TO 12/31/00.

WHAT ARE THE FEES AND EXPENSES OF THE SINGLE STATE INSURED TAX FREE FUNDS?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

---------------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           Class A Shares       Class B Shares

---------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)          6.25%                 None
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                             None*                 4.0%**
---------------------------------------------------------------------------------------


*A CONTINGENT DEFERRED SALES CHARGE OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund operating expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------
                                                         Total
                                 Distribution            Annual    Fee Waivers
                                 and Service              Fund        and/or
                    Management     (12b-1)      Other   Operating    Expense       Net
                      Fees          Fees      Expenses  Expenses   Assumptions     Expenses
                      (1)           (2)          (3)       (4)     (1), (3), (4)    (4)
-------------------------------------------------------------------------------------------
CONNECTICUT FUND
Class A Shares         0.75%        0.25%       0.19%      1.19%      0.39%        0.80%
Class B Shares         0.75%        1.00%       0.19%      1.94%      0.39%        1.55%

-------------------------------------------------------------------------------------------
FLORIDA FUND
Class A Shares         0.75%        0.25%       0.17%      1.17%      0.37%        0.80%
Class B Shares         0.75%        1.00%       0.17%      1.92%      0.37%        1.55%

-------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A Shares         0.75%        0.25%       0.21%      1.21%      0.41%        0.80%
Class B Shares         0.75%        1.00%       0.21%      1.96%      0.41%        1.55%

-------------------------------------------------------------------------------------------
NEW JERSEY FUND
Class A Shares         0.75%        0.25%       0.17%      1.17%      0.20%        0.97%
Class B Shares         0.75%        1.00%       0.17%      1.92%      0.20%        1.72%

-------------------------------------------------------------------------------------------
NEW YORK FUND
Class A Shares         0.75%        0.27%       0.15%      1.17%      0.15%        1.02%
Class B Shares         0.75%        1.00%       0.15%      1.90%      0.15%        1.75%

-------------------------------------------------------------------------------------------

 (1) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER WAIVED MANAGEMENT FEES AS FOLLOWS IN EXCESS OF: 0.50% FOR CONNECTICUT FUND; 0.50% FOR FLORIDA FUND; 0.50% FOR MASSACHUSETTS FUND; 0.60% FOR NEW JERSEY FUND; AND 0.63% FOR NEW YORK FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO WAIVE MANAGEMENT FEES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF: 0.45% FOR CONNECTICUT FUND; 0.45% FOR FLORIDA FUND; 0.45% FOR MASSACHUSETTS FUND; 0.55% FOR NEW JERSEY FUND; AND 0.60% FOR NEW YORK FUND.
 (2) BECAUSE EACH FUND PAYS RULE 12B-1 FEES, LONG-TERM SHAREHOLDERS COULD PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED BY THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. THE MAXIMUM 12B-1 FEE PAYABLE BY THE FUNDS ON CLASS A SHARES IS 0.30%. THE 12B-1 FEES IN THE TABLE HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
(3) FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ADVISER ASSUMED OTHER EXPENSES AS FOLLOWS IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; 0.10% FOR MASSACHUSETTS FUND; 0.0% FOR NEW JERSEY FUND; AND 0.0% FOR NEW YORK FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUNDS TO ASSUME THE OTHER EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001 IN EXCESS OF: 0.10% FOR CONNECTICUT FUND; 0.10% FOR FLORIDA FUND; 0.10% FOR MASSACHUSETTS FUND;0.0% FOR NEW JERSEY FUND; AND 0.0% FOR NEW YORK FUND.
(4) EACH FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund's operating expenses remain the same, except for year one which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                               ONE         THREE            FIVE           TEN
                               YEAR        YEARS            YEARS         YEARS

IF YOU REDEEM YOUR SHARES:
--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                $702          $943           $1,203       $1,946
Class B shares                $558          $871           $1,211       $2,038*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                $702          $939           $1,195       $1,926
Class B shares                $558          $867           $1,202       $2,018*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                $702          $947           $1,211       $1,965
Class B shares                $558          $876           $1,219       $2,057*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                $718          $955           $1,210       $1,940
Class B shares                $575          $884           $1,218       $2,032*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                $723          $959           $1,215       $1,944
Class B shares                $578          $882           $1,213       $2,020*

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               ONE         THREE            FIVE           TEN
                               YEAR        YEARS            YEARS         YEARS

IF YOU DO NOT REDEEM YOUR SHARES:

--------------------------------------------------------------------------------
CONNECTICUT FUND
Class A shares                $702          $943           $1,203       $1,946
Class B shares                $158          $571           $1,011       $2,038*

--------------------------------------------------------------------------------
FLORIDA FUND
Class A shares                $702          $939           $1,195       $1,926
Class B shares                $158          $567           $1,002       $2,018*

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
Class A shares                $702          $947           $1,211       $1,965
Class B shares                $158          $576           $1,019       $2,057*

--------------------------------------------------------------------------------
NEW JERSEY FUND
Class A shares                $718          $955           $1,210       $1,940
Class B shares                $175          $584           $1,018       $2,032*

--------------------------------------------------------------------------------
NEW YORK FUND
Class A shares                $723          $959           $1,215       $1,944
Class B shares                $178          $582           $1,013       $2,020*

--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

--------------------------------------------------------------------------------
THE SINGLE STATE INSURED TAX FREE FUNDS IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE SINGLE STATE INSURED TAX FREE FUNDS' OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS?

Objectives:
Each of the Single State Insured Tax Free Funds seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the AMT.

Principal Investment Strategies:
Each Fund invests at least 80% of its total assets in municipal bonds and other types of municipal securities that pay interest that is exempt from federal income tax, including the federal AMT. Municipal securities include private activity bonds, industrial development bonds, certificates of participation, municipal notes, municipal commercial paper, variable rate demand notes, and floating rate demand notes. Municipal securities are issued by state and local governments, their agencies and authorities, the District of Columbia and any commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands) or their respective agencies, instrumentalities and authorities.

Each Fund concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from any applicable state income tax for individual residents of the state. At least 65% of each Fund's assets will be invested in municipal bonds and securities of a single state. For example, the New York Fund will invest at least 65% of its assets in New York bonds, the New Jersey Fund will invest at least 65% of its assets in New Jersey bonds, and so on. Each Fund may also invest in municipal securities that are issued by U.S. commonwealths, possessions, or territories such as Puerto Rico if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any interest paid by the New York Fund would also be exempt from New York City tax. There is no state income tax in Florida. However, the Florida Fund is managed so that investments in the Florida Fund will not be subject to the Florida intangible personal property tax.

All municipal bonds in which the Funds invest are insured as to the timely payment of interest and principal by independent insurance companies which are rated in the top rating category by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's Ratings Group and Fitch IBCA. The Funds may purchase municipal bonds which have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. While all municipal bonds held by the Funds are insured, not all securities held by the Funds may be insured. In general, the non-insured securities held by the Funds are limited to municipal commercial paper and other short-term investments. In any event, as described below, the insurance does not guarantee the market values of the bonds held by the Funds or the Funds' share price.

The Funds follow the strategy of investing in long term municipal bonds, which are generally more volatile in price but offer more yield than short or intermediate term bonds. The Funds generally purchase bonds with maturities of fifteen years or more. The Funds adjust the duration of their portfolios based upon their outlook on interest rates. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Funds will generally adjust the duration of their portfolios by buying or selling municipal securities, including zero coupon bonds. For example, if the Funds believe that interest rates are likely to rise, they will generally attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

New York Fund invests in variable rate and floating rate municipal notes, including "inverse floaters." Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes. Inverse floaters are floating rate securities whose rates of interest move inversely to a floating rate benchmark. The rates on inverse floaters typically fall as short-term market interest rates rise and rise as short-term rates fall. The Fund benefits from its investments in inverse floaters by receiving a higher rate of interest than it does on other comparable bonds. However, inverse floaters tend to fluctuate in price more than other bonds in response to interest rate changes and therefore they cause the Fund's share price to be subject to greater volatility. The Fund will not invest more than 10% of its assets in inverse floaters.

In selecting investments, the Funds consider maturity, coupon and yield, relative value of an issue, the credit quality of the issuer, the cost of insurance and the outlook for interest rates and the economy. Although the Funds attempt to invest solely in instruments which are exempt from federal income tax, including the AMT, and the income tax of a particular state, at times it may invest in securities subject to federal and state income tax. No more than 20% of the Fund's assets may be invested in such securities.

The Funds will usually sell investments when there are changes in the interest rate environment that are adverse to the investments or they fall short of the portfolio manager's expectations. The Funds will not necessarily sell investments if their ratings are reduced or there is a default by the issuer. Information on the Funds' recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of owning the Single State Insured Tax Free Funds:

Interest Rate Risk:
The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. The price volatility of municipal securities also depends on their maturities and durations. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Interest rate risk also includes the risk that the yields received by the Funds on some of their investments will decline as interest rates decline. The Funds buy investments with fixed maturities as well as investments that give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Concentration Risk:
Since each Fund invests primarily in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could impair investor confidence in municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County.

Credit Risk:
This is the risk that an issuer of bonds will be unable to pay interest or principal when due. Although all of the municipal bonds purchased by the Funds are insured as to scheduled payments of interest and principal, the insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds. Moreover, not all of the securities held by the Fund may be insured. It is also important to note that, although insurance may increase the credit safety of an investment, it decreases yield as insurance must be paid for directly or indirectly. It is also important to emphasize that the insurance does not protect against fluctuations in the market value of the municipal bonds owned by the Funds, or the share price of the Funds.

Market Risk:
The Funds are subject to market risk. Bond prices in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. Municipal securities may decline in value even if the overall market is doing well. Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

Derivative Securities Risk:
Because the New York Fund may invest in inverse floaters which are a form of derivative securities, it is subject to a greater degree of interest rate risk than funds which do not invest in these securities. Inverse floaters tend to fluctuate in price significantly more than other bonds as the result of interest rate changes.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

WHO MANAGES THE SINGLE STATE INSURED TAX FREE FUNDS?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Funds. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. It serves as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5.5 billion as of March 31, 2001. FIMCO supervises all aspects of the Funds' operations.

For the fiscal year ended December 31, 2000, FIMCO received advisory fees as follows: 0.50% of average daily net assets, net of waiver, for Connecticut Fund; 0.50% of average daily net assets, net of waiver, for Florida Fund; 0.50% of average daily net assets, net of waiver, for Massachusetts Fund; 0.60% of average daily net assets, net of waiver, for New Jersey Fund; and 0.61% of average daily net assets, net of waiver, for New York Fund.

Clark D. Wagner serves as Portfolio Manager of the Funds. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. These are referred to as "Trading Days." The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

HOW DO I BUY SHARES?

You may buy shares of each Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with as little as $50. Subsequent investments may be made in any amount. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices by 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends. The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Class A shares of each Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

-------------------------------------------------------------------------------
                                 CLASS A SHARES

Your investment                           Sales Charge as a percentage of
                                    offering price         net amount invested
-------------------------------------------------------------------------------
Less than $25,000                       6.25%                     6.67%
-------------------------------------------------------------------------------
$25,000-$49,999                         5.75                      6.10
-------------------------------------------------------------------------------
$50,000-$99,999                         5.50                      5.82
-------------------------------------------------------------------------------
$100,000-$249,999                       4.50                      4.71
-------------------------------------------------------------------------------
$250,000-$499,999                       3.50                      3.63
-------------------------------------------------------------------------------
$500,000-$999,999                       2.50                      2.56
-------------------------------------------------------------------------------
$1,000,000 or more                         0*                        0
-------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.


Class B shares of a Fund are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

--------------------------------------------------------------------------------
                                 CLASS B SHARES

Year of Redemption                             CDSC as a Percentage of Purchase
                                                   Price or NAV at Redemption
--------------------------------------------------------------------------------
Within the 1st or 2nd year                                    4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                    3
--------------------------------------------------------------------------------
In the 5th year                                               2
--------------------------------------------------------------------------------
In the 6th year                                               1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                              0
--------------------------------------------------------------------------------

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each Fund has a separate Rule 12b-1 plan for each class of shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day a Fund is open for business by:

Contacting your Representative who will place a redemption order for you;

Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

Telephoning the Special Services Department of ADM at 1-800-342-6221; or

Instructing us to make an electronic transfer to a predesignated bank account (if you have completed an application authorizing such transfers).

Shares that you have owned for less than 15 days may only be redeemed by written request. Your redemption request will be processed at the price next computed after we receive the request, in good order, as described in the Shareholder Manual. For all requests, have your account number available. Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take longer than 7 days).

If your account fails to meet the minimum account balance as a result of a redemption, or for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

















CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

You may exchange shares of a Fund for shares of the same class of any other First Investors Fund without paying any additional sales charge. Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, each Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in additional Fund shares. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in additional Fund shares. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the federal AMT. Generally, dividends paid by the Single State Insured Tax Free Funds should also be exempt from state income taxes, if any, for individual resident shareholders of a particular Fund's state and in certain cases, from local taxes. For Florida residents, investments in the Florida Fund should be exempt from the Florida intangible personal property tax. For federal income tax purposes, long-term capital gain distributions by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions by a Fund of interest income from taxable obligations, if any, and short-term capital gains are taxed to you as ordinary income. You are taxed in the same manner whether you receive your capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, and Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

--------------------------------------------------------------------------------
CONNECTICUT FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     NET          NET REALIZED   TOTAL FROM    NET           NET REALIZED   TOTAL
                           INVESTMENT   AND            INVESTMENT    INVESTMENT    GAINS          DISTRIBUTIONS
                           INCOME       UNREALIZED     OPERATIONS    INCOME
                                        GAIN (LOSS)                  INCOME
                                        ON INVESTMENTS

----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
1996          $12.90       $.619         $(.202)        $.417        $.617         $--           $.617
1997           12.70        .613           .471         1.084         .614          --            .614
1998           13.17        .607           .186          .793         .603          --            .603
1999           13.36        .651          (.902)        (.251)        .619          __            .619
2000           12.49        .615           .653         1.268         .648          __            .648

----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------

 1996           12.90        .522          (.204)         .318         .518         --            .518
 1997           12.70        .516           .470          .986         .516         --            .516
 1998           13.17        .500           .176          .676         .496         --            .496
 1999           13.35        .552          (.901)        (.349)        .511         --            .511
 2000           12.49        .515           .652         1.167         .547         --            .547
----------------------------------------------------------------------------------------------------------------

**       CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------
                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS              TURNOVER
  VALUE AT      (%)            END OF                               BEFORE EXPENSES         RATE (%)
  END OF                       PERIOD       EXPENSES   NET          WAIVED OR ASSUMED
  PERIOD                       (IN          (%)        INVESTMENT
                               THOU-                   INCOME (%)   EXPENSES   NET
                               SANDS)                               (%)        INVESTMENT
                                                                               INCOME (%)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  CLASS A
--------------------------------------------------------------------------------------------------------
  $12.70            3.37         $15,203       .81        4.92        1.23         4.50        15
   13.17            8.77          16,151       .80        4.78        1.17         4.41        14
   13.36            6.15          17,434       .80        4.58        1.16         4.22        25
   12.49           (1.93)         17,903       .80        5.04        1.15         4.69        47
   13.11           10.45          19,952       .80        5.40        1.14         5.06        18

--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------

   12.70            2.57           1,505      1.61        4.12        2.02         3.71        15
   13.17            7.95           2,891      1.60        3.98        1.97         3.61        14
   13.35            5.22           3,484      1.60        3.78        1.96         3.42        25
   12.49           (2.67)          3,205      1.60        4.24        1.95         3.89        47
   13.11            9.58           3,539      1.60        4.60        1.94         4.26        18
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                CONNECTICUT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     NET          NET REALIZED   TOTAL FROM    NET           NET REALIZED   TOTAL
                           INVESTMENT   AND            INVESTMENT    INVESTMENT    GAINS          DISTRIBUTIONS
                           INCOME       UNREALIZED     OPERATIONS    INCOME
                                        GAIN (LOSS)                  INCOME
                                        ON INVESTMENTS

----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
 1996        $13.31         $.623       $(.198)            $.425       $.625          $--         $.625
 1997         13.11          .624         .547             1.171        .624         .037          .661
 1998         13.62          .616         .195              .811        .613         .068          .681
 1999         13.75          .679       (1.074)            (.395)       .625          __           .625
 2000         12.73          .621         .812             1.433        .672         .111          .783

----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
 1996         13.31          .530        (.204)             .326        .526          --           .526
 1997         13.11          .531         .552             1.083        .526         .037          .563
 1998         13.63          .507         .186              .693        .505         .068          .573
 1999         13.75          .572       (1.065)            (.493)       .517          __           .517
 2000         12.74          .516         .808             1.324        .573         .111          .684
----------------------------------------------------------------------------------------------------------------



**       CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS              TURNOVER
  VALUE AT      (%)            END OF                               BEFORE EXPENSES         RATE (%)
  END OF                       PERIOD       EXPENSES   NET          WAIVED OR ASSUMED
  PERIOD                       (IN          (%)        INVESTMENT
                               THOU-                   INCOME (%)   EXPENSES   NET
                               SANDS)                               (%)        INVESTMENT
                                                                               INCOME (%)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  CLASS A
--------------------------------------------------------------------------------------------------------
  $13.11            3.34         $23,299       .83        4.80         1.16        4.47        55
   13.62            9.18          23,840       .80        4.71         1.11        4.40        19
   13.75            6.09          25,873       .80        4.50         1.10        4.20        44
   12.73           (2.93)         23,729       .80        5.12         1.12        4.80        68
   13.38           11.61          25,823       .80        4.81         1.12        4.49        59

--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------

   13.11            2.56             549      1.62        4.01         1.95        3.68        55
   13.63            8.38             837      1.60        3.91         1.91        3.60        19
   13.75            5.19             858      1.60        3.70         1.90        3.40        44
   12.74           (3.65)            789      1.60        4.32         1.92        4.00        68
   13.38           10.67             923      1.60        4.01         1.92        3.69        59
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                    FLORIDA FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASSACHUSETTS FUND
--------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     NET          NET REALIZED   TOTAL FROM    NET           NET REALIZED   TOTAL
                           INVESTMENT   AND            INVESTMENT    INVESTMENT    GAINS          DISTRIBUTIONS
                           INCOME       UNREALIZED     OPERATIONS    INCOME
                                        GAIN (LOSS)                  INCOME
                                        ON INVESTMENTS

----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
 1996          $12.22     $.603         $(.256)        $  .347       $.602           $.045           $.647
 1997           11.92      .601           .356            .957        .603            .074            .677
 1998           12.20      .586           .049            .635        .578            .237            .815
 1999           12.02      .609          (.887)          (.278)       .572             __             .572
 2000           11.17      .559           .721           1.280        .600             __             .600

----------------------------------------------------------------------------------------------------------------

CLASS B

----------------------------------------------------------------------------------------------------------------
 1996           12.21      .514          (.263)           .251        .506            .045            .551
 1997           11.91      .508           .353            .861        .507            .074            .581
 1998           12.19      .488           .061            .549        .482            .237            .719
 1999           12.02      .520          (.894)          (.374)       .476             __             .476
 2000           11.17      .466           .723           1.189        .509             __             .509
----------------------------------------------------------------------------------------------------------------

**       CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------
                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS              TURNOVER
  VALUE AT      (%)            END OF                               BEFORE EXPENSES         RATE (%)
  END OF                       PERIOD       EXPENSES   NET          WAIVED OR ASSUMED
  PERIOD                       (IN          (%)        INVESTMENT
                               THOU-                   INCOME (%)   EXPENSES   NET
                               SANDS)                               (%)        INVESTMENT
                                                                               INCOME (%)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  CLASS A
--------------------------------------------------------------------------------------------------------
  $11.92            2.99         $22,543      .86         5.08        1.18         4.76        45
   12.20            8.27          22,852      .80         5.01        1.15         4.66        28
   12.02            5.33          22,421      .80         4.82        1.15         4.47        49
   11.17           (2.39)         20,507      .80         5.20        1.15         4.85        32
   11.85           11.83          22,674      .80         4.95        1.16         4.59        38

--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------
   11.91            2.16             519     1.66         4.28        1.98         3.96        45
   12.19            7.41             783     1.60         4.21        1.95         3.86        28
   12.02            4.60           1,426     1.60         4.02        1.95         3.67        49
   11.17           (3.19)          1,177     1.60         4.40        1.95         4.05        32
   11.85           10.95           1,530     1.60         4.15        1.96         3.79        38
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                              MASSACHUSETTS FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

PER SHARE DATA

----------------------------------------------------------------------------------------------------------------
             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     NET          NET REALIZED   TOTAL FROM    NET           NET REALIZED   TOTAL
                           INVESTMENT   AND            INVESTMENT    INVESTMENT    GAINS          DISTRIBUTIONS
                           INCOME       UNREALIZED     OPERATIONS    INCOME
                                        GAIN (LOSS)                  INCOME
                                        ON INVESTMENTS

----------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------
 1996          $13.25       $.636        $(.245)          $.391       $.636          $.015         $.651
 1997           12.99        .630          .427           1.057        .629           .118          .747
 1998           13.30        .606          .153            .759        .607           .142          .749
 1999           13.31        .653         (.919)          (.266)       .594             __          .594
 2000           12.45        .609          .650           1.259        .629             __          .629

-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------

 1996           13.24        .533         (.253)           .280        .535           .015          .550
 1997           12.97        .525          .433            .958        .530           .118          .648
 1998           13.28        .498          .153            .651        .499           .142          .641
 1999           13.29        .537         (.909)          (.372)       .488             __          .488
 2000           12.43        .504          .649           1.153        .533             __          .533
-----------------------------------------------------------------------------------------------------------------

**       CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS              TURNOVER
  VALUE AT      (%)            END OF                               BEFORE EXPENSES         RATE (%)
  END OF                       PERIOD       EXPENSES   NET          WAIVED OR ASSUMED
  PERIOD                       (IN          (%)        INVESTMENT
                               THOU-                   INCOME (%)   EXPENSES   NET
                               SANDS)                               (%)        INVESTMENT
                                                                               INCOME (%)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  CLASS A
--------------------------------------------------------------------------------------------------------
  $12.99            3.09         $58,823       .98        4.92        1.13         4.77        35
   13.30            8.36          59,243       .96        4.81        1.11         4.66        22
   13.31            5.84          60,585       .97        4.53        1.11         4.39        27
   12.45           (2.05)         52,846       .97        5.02        1.12         4.87        52
   13.08           10.41          54,051       .97        4.80        1.12         4.65        41
  CLASS B

   12.97            2.22           1,603      1.78        4.12        1.93         3.97        35
   13.28            7.56           2,011      1.76        4.01        1.91         3.86        22
   13.29            5.00           2,562      1.77        3.73        1.91         3.59        27
   12.43           (2.85)          3,338      1.77        4.22        1.92         4.07        52
   13.05            9.51           3,799      1.77        4.00        1.92         3.85        41
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                               New Jersey Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

--------------------------------------------------------------------------------------------------------------------
             NET ASSET     INCOME FROM                           LESS DISTRIBUTIONS
             VALUE AT      INVESTMENT OPERATIONS                 FROM
             BEGINNING
             OF PERIOD     NET          NET REALIZED   TOTAL FROM    NET           NET REALIZED   TOTAL
                           INVESTMENT   AND            INVESTMENT    INVESTMENT    GAINS          DISTRIBUTIONS
                           INCOME       UNREALIZED     OPERATIONS    INCOME
                                        GAIN (LOSS)                  INCOME
                                        ON INVESTMENTS

--------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------
1996            $14.93      $.719        $(.298)         $.421       $.720         $.091         $.811
1997             14.54       .709          .395          1.104        .708          .076          .784
1998             14.86       .674          .137           .811        .676          .145          .821
1999             14.85       .718        (1.249)         (.531)       .659           __           .659
2000              13.66      .646         1.000          1.646        .696           __           .696

--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------

1996             14.93       .617         (.306)          .311        .620          .091          .711
1997             14.53       .608          .406          1.014        .608          .076          .684
1998             14.86       .569          .134           .703        .568          .145          .713
1999             14.85       .618        (1.250)         (.632)       .558           __           .558
2000             13.66       .557          .994          1.551        .601           __           .601
--------------------------------------------------------------------------------------------------------------------


**       CALCULATED WITHOUT SALES CHARGES.

++ NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND/OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------------------------------

                TOTAL          RATIOS/SUPPLEMENTAL DATA
                RETURN

  NET           TOTAL          NET          RATIO TO AVERAGE        RATIO TO AVERAGE        PORTFOLIO
  ASSET         RETURN**       ASSETS AT    NET ASSETS++            NET ASSETS              TURNOVER
  VALUE AT      (%)            END OF                               BEFORE EXPENSES         RATE (%)
  END OF                       PERIOD       EXPENSES   NET          WAIVED OR ASSUMED
  PERIOD                       (IN          (%)        INVESTMENT
                               THOU-                   INCOME (%)   EXPENSES   NET
                               SANDS)                               (%)        INVESTMENT
                                                                               INCOME (%)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
  CLASS A
--------------------------------------------------------------------------------------------------------
  $14.54            2.95        $203,496      1.23        4.93         N/A          N/A          53
   14.86            7.82         195,273      1.17        4.86        1.22         4.81          24
   14.85            5.59         187,544      1.12        4.54        1.22         4.44          44
   13.66           (3.67)        164,622      1.09        4.99        1.21         4.87          55
   14.61           12.41          167,877     1.06        4.62        1.20         4.48          20

--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------
   14.53            2.18           2,242      1.93        4.23         N/A          N/A          53
   14.86            7.16           3,602      1.87        4.16        1.92         4.11          24
   14.85            4.84           5,271      1.82        3.84        1.92         3.74          44
   13.66           (4.34)          4,734      1.79        4.29        1.91         4.17          55
   14.61           11.65            4,509     1.76        3.92        1.90         3.78           20
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                  New York Fund

--------------------------------------------------------------------------------

[GRAPHIC OMITTED][GRAPHIC OMITTED]


   SINGLE-STATE INSURED TAX FREE FUND

      Connecticut Fund

      Florida Fund

      Massachusetts Fund

      New Jersey Fund

      New York Fund


For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.







Shareholder Manual:

The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026

You can review and copy Fund documents (including reports, Shareholder Manuals and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO.: FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC. 811-3843; FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND 811-4623)